Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (47.2%)
U.S. Government Securities (46.8%)
United States Treasury Note/Bond	3.875%	8/15/33	17,517	17,057
United States Treasury Note/Bond	4.500%	11/15/33	6,740	6,889
United States Treasury Note/Bond	4.000%	2/15/34	4,275	4,204
United States Treasury Note/Bond	4.500%	2/15/36	8,315	8,640
United States Treasury Note/Bond	4.375%	2/15/38	2,450	2,496
United States Treasury Note/Bond	4.500%	5/15/38	9,145	9,424
United States Treasury Note/Bond	3.500%	2/15/39	10,396	9,541
United States Treasury Note/Bond	4.250%	5/15/39	16,835	16,791
United States Treasury Note/Bond	4.500%	8/15/39	17,480	17,901
United States Treasury Note/Bond	4.375%	11/15/39	22,976	23,163
United States Treasury Note/Bond	4.625%	2/15/40	24,000	24,848
United States Treasury Note/Bond	1.125%	5/15/40	83,966	52,426
United States Treasury Note/Bond	4.375%	5/15/40	27,390	27,514
United States Treasury Note/Bond	1.125%	8/15/40	91,481	56,575
United States Treasury Note/Bond	3.875%	8/15/40	23,175	21,857
United States Treasury Note/Bond	1.375%	11/15/40	115,965	74,544
United States Treasury Note/Bond	4.250%	11/15/40	20,095	19,812
United States Treasury Note/Bond	1.875%	2/15/41	138,013	96,178
United States Treasury Note/Bond	4.750%	2/15/41	27,420	28,675
United States Treasury Note/Bond	2.250%	5/15/41	110,160	81,381
United States Treasury Note/Bond	4.375%	5/15/41	24,215	24,162
United States Treasury Note/Bond	1.750%	8/15/41	145,302	98,011
United States Treasury Note/Bond	3.750%	8/15/41	19,585	18,024
United States Treasury Note/Bond	2.000%	11/15/41	126,765	88,894
United States Treasury Note/Bond	3.125%	11/15/41	22,492	18,890
United States Treasury Note/Bond	2.375%	2/15/42	107,536	79,946
United States Treasury Note/Bond	3.125%	2/15/42	30,372	25,408
United States Treasury Note/Bond	3.000%	5/15/42	22,885	18,726
United States Treasury Note/Bond	3.250%	5/15/42	76,193	64,764
United States Treasury Note/Bond	2.750%	8/15/42	36,673	28,777
United States Treasury Note/Bond	3.375%	8/15/42	71,938	62,136
United States Treasury Note/Bond	2.750%	11/15/42	37,743	29,528
United States Treasury Note/Bond	4.000%	11/15/42	57,869	54,505
United States Treasury Note/Bond	3.125%	2/15/43	38,370	31,763
United States Treasury Note/Bond	3.875%	2/15/43	64,786	59,887
United States Treasury Note/Bond	2.875%	5/15/43	57,480	45,643
United States Treasury Note/Bond	3.875%	5/15/43	60,478	55,829
United States Treasury Note/Bond	3.625%	8/15/43	41,529	36,935
United States Treasury Note/Bond	4.375%	8/15/43	66,260	65,494
United States Treasury Note/Bond	3.750%	11/15/43	42,990	38,879
United States Treasury Note/Bond	4.750%	11/15/43	79,555	82,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/44	48,914	43,381
	United States Treasury Note/Bond	4.500%	2/15/44	38,625	38,848
	United States Treasury Note/Bond	3.375%	5/15/44	45,558	38,852
	United States Treasury Note/Bond	3.125%	8/15/44	63,893	52,302
	United States Treasury Note/Bond	3.000%	11/15/44	46,010	36,822
	United States Treasury Note/Bond	2.500%	2/15/45	57,791	42,242
	United States Treasury Note/Bond	3.000%	5/15/45	29,885	23,824
	United States Treasury Note/Bond	2.875%	8/15/45	39,727	30,906
	United States Treasury Note/Bond	3.000%	11/15/45	20,135	15,976
	United States Treasury Note/Bond	2.500%	2/15/46	48,700	35,186
	United States Treasury Note/Bond	2.500%	5/15/46	48,651	35,067
	United States Treasury Note/Bond	2.250%	8/15/46	58,951	40,308
	United States Treasury Note/Bond	2.875%	11/15/46	25,209	19,411
	United States Treasury Note/Bond	3.000%	2/15/47	50,559	39,744
	United States Treasury Note/Bond	3.000%	5/15/47	35,617	27,959
	United States Treasury Note/Bond	2.750%	8/15/47	56,461	42,222
	United States Treasury Note/Bond	2.750%	11/15/47	60,691	45,319
	United States Treasury Note/Bond	3.000%	2/15/48	64,435	50,380
	United States Treasury Note/Bond	3.125%	5/15/48	69,936	55,883
	United States Treasury Note/Bond	3.000%	8/15/48	76,313	59,524
	United States Treasury Note/Bond	3.375%	11/15/48	79,891	66,734
	United States Treasury Note/Bond	3.000%	2/15/49	83,381	64,959
	United States Treasury Note/Bond	2.875%	5/15/49	87,725	66,698
	United States Treasury Note/Bond	2.250%	8/15/49	84,770	56,504
	United States Treasury Note/Bond	2.375%	11/15/49	77,976	53,365
	United States Treasury Note/Bond	2.000%	2/15/50	94,309	59,032
	United States Treasury Note/Bond	1.250%	5/15/50	120,171	61,456
	United States Treasury Note/Bond	1.375%	8/15/50	129,059	68,119
	United States Treasury Note/Bond	1.625%	11/15/50	125,419	70,823
	United States Treasury Note/Bond	1.875%	2/15/51	139,229	83,842
	United States Treasury Note/Bond	2.375%	5/15/51	142,581	96,754
	United States Treasury Note/Bond	2.000%	8/15/51	137,734	85,309
	United States Treasury Note/Bond	1.875%	11/15/51	129,195	77,396
	United States Treasury Note/Bond	2.250%	2/15/52	120,253	79,086
	United States Treasury Note/Bond	2.875%	5/15/52	113,754	86,044
	United States Treasury Note/Bond	3.000%	8/15/52	111,231	86,378
	United States Treasury Note/Bond	4.000%	11/15/52	104,175	97,925
	United States Treasury Note/Bond	3.625%	2/15/53	109,264	95,913
	United States Treasury Note/Bond	3.625%	5/15/53	113,118	99,385
	United States Treasury Note/Bond	4.125%	8/15/53	118,871	114,265
	United States Treasury Note/Bond	4.750%	11/15/53	96,058	102,527
	United States Treasury Note/Bond	4.250%	2/15/54	85,525	84,109
					4,159,434
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	5.625%	3/14/36	900	985
	Federal Home Loan Banks	5.500%	7/15/36	2,665	2,897
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	215	108
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	3,656	4,046
[2]	Federal National Mortgage Assn.	6.210%	8/6/38	930	1,091
	Tennessee Valley Authority	4.650%	6/15/35	3,180	3,172
	Tennessee Valley Authority	5.880%	4/1/36	4,625	5,147
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,116
	Tennessee Valley Authority	6.150%	1/15/38	365	417
	Tennessee Valley Authority	5.500%	6/15/38	1,230	1,323
	Tennessee Valley Authority	5.250%	9/15/39	7,910	8,233
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,616
	Tennessee Valley Authority	4.250%	9/15/52	985	886
	Tennessee Valley Authority	5.375%	4/1/56	980	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	4.625%	9/15/60	1,060	998
	Tennessee Valley Authority	4.250%	9/15/65	2,810	2,465
					36,544
Total U.S. Government and Agency Obligations (Cost $5,180,680)					4,195,978
Corporate Bonds (45.9%)
Communications (5.4%)
	Alphabet Inc.	1.900%	8/15/40	1,610	1,081
	Alphabet Inc.	2.050%	8/15/50	6,540	3,903
	Alphabet Inc.	2.250%	8/15/60	2,441	1,407
	America Movil SAB de CV	6.375%	3/1/35	1,298	1,414
	America Movil SAB de CV	6.125%	11/15/37	930	989
	America Movil SAB de CV	6.125%	3/30/40	3,902	4,119
	America Movil SAB de CV	4.375%	7/16/42	1,784	1,557
	America Movil SAB de CV	4.375%	4/22/49	2,496	2,148
	AT&T Inc.	4.500%	5/15/35	5,559	5,184
	AT&T Inc.	5.250%	3/1/37	1,110	1,093
	AT&T Inc.	4.900%	8/15/37	2,758	2,615
	AT&T Inc.	4.850%	3/1/39	5,540	5,172
	AT&T Inc.	6.000%	8/15/40	344	353
	AT&T Inc.	5.350%	9/1/40	135	132
	AT&T Inc.	3.500%	6/1/41	6,329	4,935
	AT&T Inc.	4.300%	12/15/42	2,180	1,874
	AT&T Inc.	4.650%	6/1/44	1,000	881
	AT&T Inc.	4.800%	6/15/44	818	735
	AT&T Inc.	4.350%	6/15/45	1,082	922
	AT&T Inc.	4.750%	5/15/46	4,310	3,858
[1]	AT&T Inc.	5.150%	11/15/46	2,597	2,454
	AT&T Inc.	5.450%	3/1/47	265	263
	AT&T Inc.	4.500%	3/9/48	3,895	3,314
	AT&T Inc.	4.550%	3/9/49	3,260	2,795
	AT&T Inc.	3.650%	6/1/51	6,221	4,558
	AT&T Inc.	3.500%	9/15/53	14,056	9,925
	AT&T Inc.	3.550%	9/15/55	15,395	10,751
	AT&T Inc.	3.800%	12/1/57	10,824	7,829
	AT&T Inc.	3.650%	9/15/59	13,520	9,414
	AT&T Inc.	3.850%	6/1/60	2,728	1,973
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,266	1,952
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	582
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	925	695
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,830	1,248
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,605	1,194
	Charter Communications Operating LLC	6.384%	10/23/35	3,245	3,209
	Charter Communications Operating LLC	5.375%	4/1/38	1,767	1,537
	Charter Communications Operating LLC	3.500%	6/1/41	1,942	1,306
	Charter Communications Operating LLC	3.500%	3/1/42	3,930	2,618
	Charter Communications Operating LLC	6.484%	10/23/45	6,322	5,865
	Charter Communications Operating LLC	5.375%	5/1/47	3,749	3,026
	Charter Communications Operating LLC	5.750%	4/1/48	5,144	4,327
	Charter Communications Operating LLC	5.125%	7/1/49	2,517	1,950
	Charter Communications Operating LLC	4.800%	3/1/50	5,768	4,266
	Charter Communications Operating LLC	3.700%	4/1/51	3,471	2,147
	Charter Communications Operating LLC	3.900%	6/1/52	4,276	2,721
	Charter Communications Operating LLC	5.250%	4/1/53	3,297	2,609
	Charter Communications Operating LLC	3.850%	4/1/61	2,890	1,713
	Charter Communications Operating LLC	4.400%	12/1/61	2,600	1,698
	Charter Communications Operating LLC	3.950%	6/30/62	2,538	1,532
	Charter Communications Operating LLC	5.500%	4/1/63	2,265	1,775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	4.200%	8/15/34	1,560	1,452
Comcast Corp.	5.650%	6/15/35	1,779	1,856
Comcast Corp.	4.400%	8/15/35	2,192	2,056
Comcast Corp.	6.500%	11/15/35	1,407	1,560
Comcast Corp.	3.200%	7/15/36	2,236	1,836
Comcast Corp.	6.450%	3/15/37	1,147	1,266
Comcast Corp.	3.900%	3/1/38	1,865	1,623
Comcast Corp.	4.600%	10/15/38	2,697	2,517
Comcast Corp.	3.250%	11/1/39	2,230	1,748
Comcast Corp.	3.750%	4/1/40	3,983	3,309
Comcast Corp.	4.650%	7/15/42	714	654
Comcast Corp.	4.600%	8/15/45	1,390	1,244
Comcast Corp.	3.400%	7/15/46	2,494	1,858
Comcast Corp.	4.000%	8/15/47	1,487	1,206
Comcast Corp.	3.969%	11/1/47	3,005	2,414
Comcast Corp.	4.000%	3/1/48	2,249	1,826
Comcast Corp.	4.700%	10/15/48	3,000	2,745
Comcast Corp.	3.999%	11/1/49	4,462	3,606
Comcast Corp.	3.450%	2/1/50	3,932	2,883
Comcast Corp.	2.800%	1/15/51	3,852	2,461
Comcast Corp.	2.887%	11/1/51	9,201	5,975
Comcast Corp.	2.450%	8/15/52	1,210	709
Comcast Corp.	4.049%	11/1/52	1,380	1,111
Comcast Corp.	5.350%	5/15/53	3,581	3,552
Comcast Corp.	2.937%	11/1/56	11,733	7,385
Comcast Corp.	4.950%	10/15/58	1,939	1,814
Comcast Corp.	2.650%	8/15/62	2,125	1,208
Comcast Corp.	2.987%	11/1/63	6,505	3,996
Comcast Corp.	5.500%	5/15/64	3,515	3,523
Discovery Communications LLC	5.000%	9/20/37	1,232	1,078
Discovery Communications LLC	4.875%	4/1/43	1,276	1,050
Discovery Communications LLC	5.200%	9/20/47	2,680	2,254
Discovery Communications LLC	5.300%	5/15/49	1,521	1,280
Discovery Communications LLC	4.650%	5/15/50	2,293	1,785
Discovery Communications LLC	4.000%	9/15/55	3,324	2,269
Electronic Arts Inc.	2.950%	2/15/51	1,610	1,077
Fox Corp.	5.476%	1/25/39	2,122	2,020
Fox Corp.	5.576%	1/25/49	2,941	2,739
Grupo Televisa SAB	6.625%	1/15/40	695	709
Grupo Televisa SAB	5.000%	5/13/45	1,585	1,336
Grupo Televisa SAB	6.125%	1/31/46	1,575	1,557
Grupo Televisa SAB	5.250%	5/24/49	1,251	1,104
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	373
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,171	1,097
Meta Platforms Inc.	4.450%	8/15/52	4,685	4,161
Meta Platforms Inc.	5.600%	5/15/53	4,787	5,059
Meta Platforms Inc.	4.650%	8/15/62	2,963	2,655
Meta Platforms Inc.	5.750%	5/15/63	3,512	3,766
NBCUniversal Media LLC	4.450%	1/15/43	1,860	1,651
Orange SA	5.375%	1/13/42	1,525	1,518
Orange SA	5.500%	2/6/44	1,701	1,714
Paramount Global	6.875%	4/30/36	1,948	1,842
Paramount Global	5.900%	10/15/40	605	510
Paramount Global	4.850%	7/1/42	1,466	1,073
Paramount Global	4.375%	3/15/43	2,880	1,956
Paramount Global	5.850%	9/1/43	1,830	1,481
Paramount Global	5.250%	4/1/44	697	519
Paramount Global	4.900%	8/15/44	546	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.600%	1/15/45	1,459	1,005
	Paramount Global	4.950%	5/19/50	1,292	916
	Rogers Communications Inc.	7.500%	8/15/38	780	907
	Rogers Communications Inc.	4.500%	3/15/42	1,760	1,529
	Rogers Communications Inc.	4.500%	3/15/43	1,990	1,715
	Rogers Communications Inc.	5.450%	10/1/43	905	874
	Rogers Communications Inc.	5.000%	3/15/44	2,134	1,954
	Rogers Communications Inc.	4.300%	2/15/48	501	410
	Rogers Communications Inc.	4.350%	5/1/49	1,876	1,538
	Rogers Communications Inc.	3.700%	11/15/49	1,075	789
	Rogers Communications Inc.	4.550%	3/15/52	4,600	3,876
	Telefonica Emisiones SA	7.045%	6/20/36	3,539	3,959
	Telefonica Emisiones SA	4.665%	3/6/38	1,301	1,184
	Telefonica Emisiones SA	5.213%	3/8/47	3,547	3,264
	Telefonica Emisiones SA	4.895%	3/6/48	2,761	2,426
	Telefonica Emisiones SA	5.520%	3/1/49	2,714	2,605
	TELUS Corp.	4.600%	11/16/48	1,200	1,045
	TELUS Corp.	4.300%	6/15/49	1,281	1,049
	Thomson Reuters Corp.	5.500%	8/15/35	844	864
	Thomson Reuters Corp.	5.850%	4/15/40	1,000	1,025
	Thomson Reuters Corp.	5.650%	11/23/43	720	708
	Time Warner Cable LLC	6.550%	5/1/37	2,077	1,966
	Time Warner Cable LLC	7.300%	7/1/38	2,928	2,942
	Time Warner Cable LLC	6.750%	6/15/39	2,906	2,765
	Time Warner Cable LLC	5.875%	11/15/40	1,802	1,572
	Time Warner Cable LLC	5.500%	9/1/41	2,707	2,257
	Time Warner Cable LLC	4.500%	9/15/42	2,680	1,986
	T-Mobile USA Inc.	5.750%	1/15/34	1,955	2,037
	T-Mobile USA Inc.	4.375%	4/15/40	4,270	3,803
	T-Mobile USA Inc.	3.000%	2/15/41	4,741	3,491
	T-Mobile USA Inc.	4.500%	4/15/50	6,653	5,760
	T-Mobile USA Inc.	3.300%	2/15/51	5,915	4,134
	T-Mobile USA Inc.	3.400%	10/15/52	5,852	4,137
	T-Mobile USA Inc.	5.650%	1/15/53	2,542	2,592
	T-Mobile USA Inc.	5.750%	1/15/54	2,565	2,651
	T-Mobile USA Inc.	6.000%	6/15/54	2,540	2,714
	T-Mobile USA Inc.	3.600%	11/15/60	3,984	2,792
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,464	1,280
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,327	1,098
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,150	1,866
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	360	256
	Verizon Communications Inc.	4.400%	11/1/34	3,856	3,636
	Verizon Communications Inc.	4.272%	1/15/36	2,043	1,877
	Verizon Communications Inc.	5.250%	3/16/37	2,708	2,737
	Verizon Communications Inc.	4.812%	3/15/39	3,766	3,557
	Verizon Communications Inc.	2.650%	11/20/40	4,585	3,230
	Verizon Communications Inc.	3.400%	3/22/41	8,157	6,369
	Verizon Communications Inc.	2.850%	9/3/41	2,004	1,443
	Verizon Communications Inc.	4.750%	11/1/41	1,809	1,714
	Verizon Communications Inc.	3.850%	11/1/42	925	760
	Verizon Communications Inc.	4.125%	8/15/46	1,836	1,541
	Verizon Communications Inc.	4.862%	8/21/46	5,012	4,703
	Verizon Communications Inc.	4.522%	9/15/48	2,952	2,623
	Verizon Communications Inc.	2.875%	11/20/50	5,165	3,374
	Verizon Communications Inc.	3.550%	3/22/51	9,787	7,256
	Verizon Communications Inc.	3.875%	3/1/52	3,665	2,883
	Verizon Communications Inc.	5.500%	2/23/54	2,055	2,075
	Verizon Communications Inc.	5.012%	8/21/54	205	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.672%	3/15/55	990	896
	Verizon Communications Inc.	2.987%	10/30/56	8,718	5,572
	Verizon Communications Inc.	3.000%	11/20/60	4,288	2,672
	Verizon Communications Inc.	3.700%	3/22/61	5,759	4,211
	Vodafone Group plc	6.150%	2/27/37	3,795	4,053
	Vodafone Group plc	4.375%	2/19/43	3,236	2,796
	Vodafone Group plc	5.250%	5/30/48	2,280	2,173
	Vodafone Group plc	4.875%	6/19/49	2,620	2,344
	Vodafone Group plc	4.250%	9/17/50	2,249	1,815
	Vodafone Group plc	5.625%	2/10/53	1,105	1,096
	Vodafone Group plc	5.125%	6/19/59	580	530
	Vodafone Group plc	5.750%	2/10/63	1,250	1,261
	Walt Disney Co.	6.200%	12/15/34	1,560	1,730
	Walt Disney Co.	6.400%	12/15/35	1,711	1,912
	Walt Disney Co.	6.150%	3/1/37	728	795
	Walt Disney Co.	6.650%	11/15/37	2,240	2,577
	Walt Disney Co.	4.625%	3/23/40	1,355	1,293
	Walt Disney Co.	3.500%	5/13/40	4,182	3,434
	Walt Disney Co.	6.150%	2/15/41	394	435
	Walt Disney Co.	5.400%	10/1/43	1,219	1,241
	Walt Disney Co.	4.750%	9/15/44	2,192	2,059
	Walt Disney Co.	4.750%	11/15/46	1,532	1,412
	Walt Disney Co.	2.750%	9/1/49	3,524	2,346
	Walt Disney Co.	4.700%	3/23/50	3,451	3,230
	Walt Disney Co.	3.600%	1/13/51	5,078	3,931
	Walt Disney Co.	3.800%	5/13/60	2,920	2,275
	Warnermedia Holdings Inc.	5.050%	3/15/42	9,365	8,032
	Warnermedia Holdings Inc.	5.141%	3/15/52	12,091	10,037
	Warnermedia Holdings Inc.	5.391%	3/15/62	5,315	4,405
					481,314
Consumer Discretionary (2.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	919	868
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,231	1,937
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,055	1,435
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,410	2,800
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,311	2,200
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,879	1,542
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,485	945
	Amazon.com Inc.	4.800%	12/5/34	3,010	3,035
	Amazon.com Inc.	3.875%	8/22/37	6,695	6,043
	Amazon.com Inc.	2.875%	5/12/41	1,042	793
	Amazon.com Inc.	4.950%	12/5/44	1,145	1,145
	Amazon.com Inc.	4.050%	8/22/47	4,930	4,297
	Amazon.com Inc.	2.500%	6/3/50	4,829	3,079
	Amazon.com Inc.	3.100%	5/12/51	6,835	4,892
	Amazon.com Inc.	3.950%	4/13/52	5,724	4,807
	Amazon.com Inc.	4.250%	8/22/57	4,350	3,784
	Amazon.com Inc.	2.700%	6/3/60	4,237	2,624
	Amazon.com Inc.	3.250%	5/12/61	3,575	2,510
	Amazon.com Inc.	4.100%	4/13/62	2,299	1,938
[1]	American University	3.672%	4/1/49	1,140	920
	Aptiv plc	4.400%	10/1/46	450	356
	Aptiv plc	5.400%	3/15/49	650	593
	Aptiv plc	3.100%	12/1/51	2,980	1,873
	Aptiv plc	4.150%	5/1/52	1,270	972
	BorgWarner Inc.	4.375%	3/15/45	1,193	979
[1]	Brown University	2.924%	9/1/50	676	473
	Brunswick Corp.	5.100%	4/1/52	691	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Endowment	2.498%	4/1/51	880	557
	California Institute of Technology	4.321%	8/1/45	370	339
	California Institute of Technology	4.700%	11/1/11	820	732
	California Institute of Technology	3.650%	9/1/19	1,040	721
[1]	Case Western Reserve University	5.405%	6/1/22	650	638
	Claremont Mckenna College	3.775%	1/1/22	650	440
	Darden Restaurants Inc.	4.550%	2/15/48	700	578
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,587	1,150
[1]	Duke University	2.682%	10/1/44	825	607
[1]	Duke University	2.757%	10/1/50	425	295
[1]	Duke University	2.832%	10/1/55	1,182	797
	eBay Inc.	4.000%	7/15/42	1,612	1,315
	eBay Inc.	3.650%	5/10/51	795	589
[1]	Emory University	2.969%	9/1/50	980	689
[1]	Ford Foundation	2.415%	6/1/50	631	396
[1]	Ford Foundation	2.815%	6/1/70	1,254	772
	Ford Motor Co.	4.750%	1/15/43	3,783	3,133
	Ford Motor Co.	7.400%	11/1/46	620	675
	Ford Motor Co.	5.291%	12/8/46	2,754	2,458
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,100	902
	General Motors Co.	5.000%	4/1/35	1,615	1,532
	General Motors Co.	6.600%	4/1/36	2,227	2,367
	General Motors Co.	5.150%	4/1/38	1,565	1,469
	General Motors Co.	6.250%	10/2/43	3,167	3,236
	General Motors Co.	5.200%	4/1/45	2,312	2,078
	General Motors Co.	6.750%	4/1/46	1,415	1,523
	General Motors Co.	5.400%	4/1/48	986	903
	General Motors Co.	5.950%	4/1/49	1,800	1,772
[1]	George Washington University	4.300%	9/15/44	801	715
	George Washington University	4.868%	9/15/45	715	692
[1]	George Washington University	4.126%	9/15/48	759	657
[1]	Georgetown University	4.315%	4/1/49	271	240
[1]	Georgetown University	2.943%	4/1/50	642	449
	Georgetown University	5.115%	4/1/53	710	720
[1]	Georgetown University	5.215%	10/1/18	730	689
	Harley-Davidson Inc.	4.625%	7/28/45	640	531
	Hasbro Inc.	6.350%	3/15/40	974	1,000
	Hasbro Inc.	5.100%	5/15/44	832	716
	Home Depot Inc.	5.875%	12/16/36	4,905	5,263
	Home Depot Inc.	3.300%	4/15/40	3,270	2,602
	Home Depot Inc.	5.400%	9/15/40	1,244	1,266
	Home Depot Inc.	5.950%	4/1/41	1,924	2,068
	Home Depot Inc.	4.200%	4/1/43	2,031	1,770
	Home Depot Inc.	4.875%	2/15/44	1,831	1,739
	Home Depot Inc.	4.400%	3/15/45	2,142	1,902
	Home Depot Inc.	4.250%	4/1/46	2,932	2,535
	Home Depot Inc.	3.900%	6/15/47	2,886	2,361
	Home Depot Inc.	4.500%	12/6/48	1,185	1,053
	Home Depot Inc.	3.125%	12/15/49	3,701	2,586
	Home Depot Inc.	3.350%	4/15/50	3,153	2,306
	Home Depot Inc.	2.375%	3/15/51	2,847	1,687
	Home Depot Inc.	2.750%	9/15/51	2,470	1,589
	Home Depot Inc.	3.625%	4/15/52	3,250	2,481
	Home Depot Inc.	4.950%	9/15/52	1,725	1,644
	Home Depot Inc.	3.500%	9/15/56	1,293	961
[1]	Howard University	5.209%	10/1/52	775	745
	JD.com Inc.	4.125%	1/14/50	670	527
[1]	Johns Hopkins University	4.083%	7/1/53	880	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Johns Hopkins University	2.813%	1/1/60	838	546
	Lear Corp.	5.250%	5/15/49	1,275	1,162
	Lear Corp.	3.550%	1/15/52	700	485
	Leggett & Platt Inc.	3.500%	11/15/51	1,049	711
	Leland Stanford Junior University	3.647%	5/1/48	1,039	861
	Leland Stanford Junior University	2.413%	6/1/50	1,195	767
	Lowe's Cos. Inc.	5.000%	4/15/40	525	502
	Lowe's Cos. Inc.	2.800%	9/15/41	1,056	751
	Lowe's Cos. Inc.	4.250%	9/15/44	448	363
	Lowe's Cos. Inc.	3.700%	4/15/46	2,971	2,274
	Lowe's Cos. Inc.	4.050%	5/3/47	2,260	1,820
	Lowe's Cos. Inc.	4.550%	4/5/49	1,770	1,520
	Lowe's Cos. Inc.	5.125%	4/15/50	1,065	1,000
	Lowe's Cos. Inc.	3.000%	10/15/50	4,335	2,837
	Lowe's Cos. Inc.	4.250%	4/1/52	738	604
	Lowe's Cos. Inc.	5.625%	4/15/53	1,670	1,683
	Lowe's Cos. Inc.	5.750%	7/1/53	925	954
	Lowe's Cos. Inc.	4.450%	4/1/62	3,260	2,661
	Lowe's Cos. Inc.	5.800%	9/15/62	2,035	2,082
	Lowe's Cos. Inc.	5.850%	4/1/63	1,480	1,526
	Marriott International Inc.	5.300%	5/15/34	1,000	989
	Masco Corp.	4.500%	5/15/47	449	383
	Masco Corp.	3.125%	2/15/51	605	409
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	588	532
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,121	816
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	464	287
	Massachusetts Institute of Technology	3.067%	4/1/52	1,280	938
	Massachusetts Institute of Technology	5.600%	7/1/11	1,745	1,904
	Massachusetts Institute of Technology	4.678%	7/1/14	510	467
	Massachusetts Institute of Technology	3.885%	7/1/16	896	681
[1]	McDonald's Corp.	4.700%	12/9/35	1,753	1,704
[1]	McDonald's Corp.	6.300%	10/15/37	1,724	1,895
[1]	McDonald's Corp.	6.300%	3/1/38	1,731	1,904
[1]	McDonald's Corp.	5.700%	2/1/39	902	942
[1]	McDonald's Corp.	4.875%	7/15/40	1,065	1,020
[1]	McDonald's Corp.	3.700%	2/15/42	664	539
[1]	McDonald's Corp.	3.625%	5/1/43	1,035	820
[1]	McDonald's Corp.	4.600%	5/26/45	944	848
[1]	McDonald's Corp.	4.875%	12/9/45	1,911	1,781
[1]	McDonald's Corp.	4.450%	3/1/47	1,108	968
[1]	McDonald's Corp.	4.450%	9/1/48	760	668
[1]	McDonald's Corp.	3.625%	9/1/49	2,965	2,255
[1]	McDonald's Corp.	4.200%	4/1/50	1,925	1,609
[1]	McDonald's Corp.	5.150%	9/9/52	1,905	1,843
	McDonald's Corp.	5.450%	8/14/53	1,450	1,467
	MDC Holdings Inc.	6.000%	1/15/43	1,513	1,537
	NIKE Inc.	3.250%	3/27/40	1,755	1,411
	NIKE Inc.	3.625%	5/1/43	1,180	971
	NIKE Inc.	3.875%	11/1/45	1,989	1,661
	NIKE Inc.	3.375%	11/1/46	985	751
	NIKE Inc.	3.375%	3/27/50	1,613	1,219
[1]	Northeastern University	2.894%	10/1/50	995	697
[1]	Northwestern University	4.643%	12/1/44	802	769
[1]	Northwestern University	2.640%	12/1/50	764	518
[1]	Northwestern University	3.662%	12/1/57	752	596
	Owens Corning	7.000%	12/1/36	745	839
	Owens Corning	4.300%	7/15/47	1,445	1,194
	Owens Corning	4.400%	1/30/48	577	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	President & Fellows of Harvard College	4.609%	2/15/35	1,375	1,372
	President & Fellows of Harvard College	4.875%	10/15/40	478	474
	President & Fellows of Harvard College	3.150%	7/15/46	175	133
	President & Fellows of Harvard College	2.517%	10/15/50	537	354
	President & Fellows of Harvard College	3.745%	11/15/52	1,130	943
	President & Fellows of Harvard College	3.300%	7/15/56	970	724
	PulteGroup Inc.	6.000%	2/15/35	641	668
[1]	Rockefeller Foundation	2.492%	10/1/50	1,411	908
	Snap-on Inc.	4.100%	3/1/48	764	645
	Snap-on Inc.	3.100%	5/1/50	1,285	913
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	840
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,473	1,294
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,040	615
	Starbucks Corp.	4.300%	6/15/45	845	729
	Starbucks Corp.	3.750%	12/1/47	1,032	811
	Starbucks Corp.	4.500%	11/15/48	1,950	1,708
	Starbucks Corp.	4.450%	8/15/49	2,020	1,752
	Starbucks Corp.	3.350%	3/12/50	1,205	861
	Starbucks Corp.	3.500%	11/15/50	1,510	1,120
	Thomas Jefferson University	3.847%	11/1/57	950	715
	TJX Cos. Inc.	4.500%	4/15/50	882	814
[1]	Trustees of Boston College	3.129%	7/1/52	835	616
[1]	Trustees of Boston University	4.061%	10/1/48	898	782
	Trustees of Princeton University	5.700%	3/1/39	500	550
[1]	Trustees of Princeton University	2.516%	7/1/50	1,045	700
	Trustees of Princeton University	4.201%	3/1/52	680	620
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	640	396
	Trustees of the University of Pennsylvania	4.674%	9/1/12	590	550
	Trustees of the University of Pennsylvania	3.610%	2/15/19	665	466
[1]	University of Chicago	2.761%	4/1/45	875	683
[1]	University of Chicago	2.547%	4/1/50	373	256
[1]	University of Chicago	4.003%	10/1/53	888	748
[1]	University of Miami	4.063%	4/1/52	1,015	857
[1]	University of Notre Dame du Lac	3.438%	2/15/45	486	396
[1]	University of Notre Dame du Lac	3.394%	2/15/48	1,403	1,111
[1]	University of Southern California	3.028%	10/1/39	362	292
[1]	University of Southern California	3.841%	10/1/47	895	752
	University of Southern California	2.805%	10/1/50	1,041	720
[1]	University of Southern California	2.945%	10/1/51	1,470	1,041
	University of Southern California	4.976%	10/1/53	1,005	1,012
	University of Southern California	5.250%	10/1/11	600	618
[1]	University of Southern California	3.226%	10/1/20	561	351
[1]	Washington University	3.524%	4/15/54	1,135	875
	Washington University	4.349%	4/15/22	975	819
	Whirlpool Corp.	4.500%	6/1/46	920	752
	Whirlpool Corp.	4.600%	5/15/50	995	816
[1]	William Marsh Rice University	3.574%	5/15/45	874	730
[1]	William Marsh Rice University	3.774%	5/15/55	725	602
[1]	Yale University	2.402%	4/15/50	605	391
					236,649
Consumer Staples (3.5%)
	Altria Group Inc.	5.800%	2/14/39	2,999	3,041
	Altria Group Inc.	3.400%	2/4/41	2,044	1,500
	Altria Group Inc.	4.250%	8/9/42	1,767	1,448
	Altria Group Inc.	4.500%	5/2/43	1,186	997
	Altria Group Inc.	5.375%	1/31/44	1,907	1,879
	Altria Group Inc.	3.875%	9/16/46	3,071	2,296
	Altria Group Inc.	5.950%	2/14/49	3,842	3,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.450%	5/6/50	2,175	1,732
	Altria Group Inc.	3.700%	2/4/51	3,192	2,231
	Altria Group Inc.	6.200%	2/14/59	230	237
	Altria Group Inc.	4.000%	2/4/61	925	677
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	10,852	10,531
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,237	17,333
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,567	1,507
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,620	2,412
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,203	3,013
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	1,500	1,507
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,185	1,265
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,019	3,737
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,667	2,162
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,962	5,120
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,603	2,027
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,014	1,826
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,678	1,634
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,130	1,029
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,556	4,048
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	8,029	8,373
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,978	1,825
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,865	3,084
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,050	1,075
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	629
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	430
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	424
	BAT Capital Corp.	4.390%	8/15/37	3,930	3,302
	BAT Capital Corp.	3.734%	9/25/40	1,767	1,312
	BAT Capital Corp.	7.079%	8/2/43	2,045	2,183
	BAT Capital Corp.	4.540%	8/15/47	4,689	3,613
	BAT Capital Corp.	4.758%	9/6/49	770	614
	BAT Capital Corp.	5.282%	4/2/50	1,229	1,054
	BAT Capital Corp.	3.984%	9/25/50	1,703	1,198
	BAT Capital Corp.	5.650%	3/16/52	1,265	1,143
	BAT Capital Corp.	7.081%	8/2/53	1,890	2,040
	Brown-Forman Corp.	4.500%	7/15/45	1,460	1,310
	Campbell Soup Co.	4.800%	3/15/48	1,622	1,443
	Campbell Soup Co.	3.125%	4/24/50	1,773	1,176
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	769
	Church & Dwight Co. Inc.	5.000%	6/15/52	980	925
	Coca-Cola Co.	4.125%	3/25/40	100	90
	Coca-Cola Co.	2.500%	6/1/40	1,305	947
	Coca-Cola Co.	2.875%	5/5/41	1,860	1,405
	Coca-Cola Co.	4.200%	3/25/50	1,195	1,061
	Coca-Cola Co.	2.600%	6/1/50	4,100	2,678
	Coca-Cola Co.	3.000%	3/5/51	2,090	1,485
	Coca-Cola Co.	2.500%	3/15/51	2,874	1,819
	Coca-Cola Co.	2.750%	6/1/60	1,820	1,185
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	545	537
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,405	1,235
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	1,445	1,206
	Conagra Brands Inc.	5.300%	11/1/38	3,158	3,007
	Conagra Brands Inc.	5.400%	11/1/48	1,100	1,033
	Constellation Brands Inc.	4.500%	5/9/47	1,225	1,049
	Constellation Brands Inc.	4.100%	2/15/48	1,175	958
	Constellation Brands Inc.	5.250%	11/15/48	1,026	981
	Constellation Brands Inc.	3.750%	5/1/50	1,390	1,063
	Diageo Capital plc	5.875%	9/30/36	1,175	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	3.875%	4/29/43	1,235	1,054
	Diageo Investment Corp.	7.450%	4/15/35	1,035	1,226
	Diageo Investment Corp.	4.250%	5/11/42	712	637
	Dollar General Corp.	4.125%	4/3/50	1,845	1,437
	Dollar Tree Inc.	3.375%	12/1/51	1,038	696
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,104
	Estee Lauder Cos. Inc.	4.375%	6/15/45	945	822
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,055	886
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,430	986
	Estee Lauder Cos. Inc.	5.150%	5/15/53	660	642
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,700	2,730
	General Mills Inc.	3.000%	2/1/51	979	643
	Haleon US Capital LLC	4.000%	3/24/52	2,051	1,649
	Hershey Co.	3.125%	11/15/49	2,083	1,508
	Hormel Foods Corp.	3.050%	6/3/51	1,420	971
	Ingredion Inc.	3.900%	6/1/50	450	334
	J M Smucker Co.	4.250%	3/15/35	1,342	1,224
	J M Smucker Co.	2.750%	9/15/41	1,000	676
	J M Smucker Co.	6.500%	11/15/43	1,385	1,502
	J M Smucker Co.	3.550%	3/15/50	590	418
	J M Smucker Co.	6.500%	11/15/53	2,445	2,712
	JBS USA LUX SA	4.375%	2/2/52	1,534	1,111
	JBS USA LUX SA	6.500%	12/1/52	2,467	2,439
[3]	JBS USA LUX SA	7.250%	11/15/53	1,729	1,856
	Kellanova	4.500%	4/1/46	1,349	1,155
	Kenvue Inc.	5.100%	3/22/43	1,960	1,949
	Kenvue Inc.	5.050%	3/22/53	2,950	2,883
	Kenvue Inc.	5.200%	3/22/63	1,325	1,311
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,320	1,156
	Keurig Dr Pepper Inc.	4.420%	12/15/46	935	800
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,971	1,507
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,475	1,035
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,511	2,154
	Kimberly-Clark Corp.	6.625%	8/1/37	1,617	1,878
	Kimberly-Clark Corp.	5.300%	3/1/41	849	860
	Kimberly-Clark Corp.	3.200%	7/30/46	818	603
	Kimberly-Clark Corp.	2.875%	2/7/50	765	526
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	933
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,620	1,598
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,215	2,503
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,015	1,104
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,448	2,319
	Kraft Heinz Foods Co.	4.375%	6/1/46	6,150	5,189
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,075	2,785
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,551	1,532
	Kroger Co.	8.000%	9/15/29	775	876
	Kroger Co.	6.900%	4/15/38	749	841
	Kroger Co.	5.400%	7/15/40	1,204	1,175
	Kroger Co.	5.000%	4/15/42	689	652
	Kroger Co.	5.150%	8/1/43	1,269	1,190
	Kroger Co.	3.875%	10/15/46	461	356
	Kroger Co.	4.450%	2/1/47	1,665	1,432
	Kroger Co.	4.650%	1/15/48	985	866
	Kroger Co.	3.950%	1/15/50	1,372	1,091
	McCormick & Co. Inc.	4.200%	8/15/47	550	465
	Mead Johnson Nutrition Co.	5.900%	11/1/39	915	949
	Mead Johnson Nutrition Co.	4.600%	6/1/44	999	895
	Molson Coors Beverage Co.	5.000%	5/1/42	2,562	2,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Molson Coors Beverage Co.	4.200%	7/15/46	3,288	2,750
	Mondelez International Inc.	2.625%	9/4/50	3,017	1,898
	PepsiCo Inc.	3.500%	3/19/40	785	653
	PepsiCo Inc.	2.625%	10/21/41	2,325	1,689
	PepsiCo Inc.	4.000%	3/5/42	1,388	1,253
	PepsiCo Inc.	3.600%	8/13/42	1,535	1,256
	PepsiCo Inc.	4.250%	10/22/44	763	670
	PepsiCo Inc.	4.450%	4/14/46	2,179	2,007
	PepsiCo Inc.	3.450%	10/6/46	2,421	1,898
	PepsiCo Inc.	4.000%	5/2/47	1,368	1,167
	PepsiCo Inc.	3.375%	7/29/49	1,755	1,338
	PepsiCo Inc.	2.875%	10/15/49	3,050	2,121
	PepsiCo Inc.	3.625%	3/19/50	798	635
	PepsiCo Inc.	2.750%	10/21/51	1,187	792
	PepsiCo Inc.	3.875%	3/19/60	400	325
	Philip Morris International Inc.	6.375%	5/16/38	3,052	3,340
	Philip Morris International Inc.	4.375%	11/15/41	1,235	1,067
	Philip Morris International Inc.	4.500%	3/20/42	1,387	1,212
	Philip Morris International Inc.	3.875%	8/21/42	1,856	1,485
	Philip Morris International Inc.	4.125%	3/4/43	551	456
	Philip Morris International Inc.	4.875%	11/15/43	2,272	2,081
	Philip Morris International Inc.	4.250%	11/10/44	3,013	2,525
	Procter & Gamble Co.	5.800%	8/15/34	590	650
	Procter & Gamble Co.	5.550%	3/5/37	284	306
	Procter & Gamble Co.	3.550%	3/25/40	843	723
	Procter & Gamble Co.	3.500%	10/25/47	818	660
	Reynolds American Inc.	5.700%	8/15/35	1,681	1,643
	Reynolds American Inc.	7.250%	6/15/37	1,157	1,250
	Reynolds American Inc.	6.150%	9/15/43	1,125	1,119
	Reynolds American Inc.	5.850%	8/15/45	4,212	3,917
	Sysco Corp.	6.600%	4/1/40	1,817	2,014
	Sysco Corp.	4.850%	10/1/45	570	521
	Sysco Corp.	4.500%	4/1/46	420	367
	Sysco Corp.	4.450%	3/15/48	1,250	1,062
	Sysco Corp.	3.300%	2/15/50	970	694
	Sysco Corp.	6.600%	4/1/50	2,256	2,577
	Sysco Corp.	3.150%	12/14/51	857	587
	Target Corp.	6.500%	10/15/37	730	825
	Target Corp.	7.000%	1/15/38	1,485	1,760
	Target Corp.	4.000%	7/1/42	690	602
	Target Corp.	3.625%	4/15/46	2,045	1,615
	Target Corp.	3.900%	11/15/47	1,016	828
	Target Corp.	2.950%	1/15/52	2,420	1,642
	Target Corp.	4.800%	1/15/53	1,740	1,634
	Tyson Foods Inc.	4.875%	8/15/34	1,070	1,027
	Tyson Foods Inc.	4.550%	6/2/47	968	807
	Tyson Foods Inc.	5.100%	9/28/48	2,805	2,526
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,285	850
	Walmart Inc.	5.250%	9/1/35	2,955	3,100
	Walmart Inc.	6.200%	4/15/38	2,758	3,140
	Walmart Inc.	3.950%	6/28/38	2,703	2,470
	Walmart Inc.	5.625%	4/1/40	1,417	1,524
	Walmart Inc.	5.000%	10/25/40	1,959	1,998
	Walmart Inc.	5.625%	4/15/41	1,190	1,284
	Walmart Inc.	2.500%	9/22/41	2,251	1,616
	Walmart Inc.	4.000%	4/11/43	1,086	953
	Walmart Inc.	3.625%	12/15/47	672	539
	Walmart Inc.	4.050%	6/29/48	3,668	3,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.950%	9/24/49	1,300	919
	Walmart Inc.	2.650%	9/22/51	2,790	1,842
	Walmart Inc.	4.500%	9/9/52	1,634	1,512
	Walmart Inc.	4.500%	4/15/53	520	480
					307,670
Energy (4.2%)
	Apache Corp.	6.000%	1/15/37	1,021	1,014
	Apache Corp.	5.100%	9/1/40	2,418	2,074
	Apache Corp.	5.250%	2/1/42	859	731
	Apache Corp.	4.750%	4/15/43	1,071	845
	Apache Corp.	5.350%	7/1/49	845	714
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,792	2,745
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,191	983
	BP Capital Markets America Inc.	4.989%	4/10/34	380	379
	BP Capital Markets America Inc.	3.060%	6/17/41	2,999	2,276
	BP Capital Markets America Inc.	3.000%	2/24/50	4,869	3,319
	BP Capital Markets America Inc.	2.772%	11/10/50	3,044	1,970
	BP Capital Markets America Inc.	2.939%	6/4/51	5,240	3,497
	BP Capital Markets America Inc.	3.001%	3/17/52	2,990	2,022
	BP Capital Markets America Inc.	3.379%	2/8/61	2,040	1,411
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,299	1,311
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	870
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,610	1,673
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	650
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	850	767
	Cenovus Energy Inc.	5.250%	6/15/37	631	603
	Cenovus Energy Inc.	6.750%	11/15/39	525	579
	Cenovus Energy Inc.	5.400%	6/15/47	1,731	1,630
	Cenovus Energy Inc.	3.750%	2/15/52	1,450	1,063
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	964	780
[3]	Cheniere Energy Inc.	5.650%	4/15/34	2,790	2,807
	Chevron Corp.	3.078%	5/11/50	2,726	1,950
	Chevron USA Inc.	5.250%	11/15/43	701	716
	Chevron USA Inc.	2.343%	8/12/50	1,680	1,022
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,690	1,514
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	625	466
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,470	1,571
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,179	2,447
	CNOOC Petroleum North America ULC	7.500%	7/30/39	1,960	2,428
	Columbia Pipeline Group Inc.	5.800%	6/1/45	995	980
	ConocoPhillips	5.900%	5/15/38	2,357	2,511
	ConocoPhillips	6.500%	2/1/39	2,476	2,808
	ConocoPhillips	4.875%	10/1/47	850	810
	ConocoPhillips Co.	4.300%	11/15/44	1,402	1,229
	ConocoPhillips Co.	3.800%	3/15/52	3,475	2,713
	ConocoPhillips Co.	5.300%	5/15/53	1,347	1,340
	ConocoPhillips Co.	5.550%	3/15/54	935	963
	ConocoPhillips Co.	4.025%	3/15/62	3,547	2,808
	ConocoPhillips Co.	5.700%	9/15/63	1,445	1,512
	Continental Resources Inc.	4.900%	6/1/44	1,477	1,228
	DCP Midstream Operating LP	5.600%	4/1/44	810	790
	Devon Energy Corp.	5.600%	7/15/41	1,781	1,717
	Devon Energy Corp.	4.750%	5/15/42	772	671
	Devon Energy Corp.	5.000%	6/15/45	1,765	1,564
	Diamondback Energy Inc.	4.400%	3/24/51	1,245	1,031
	Diamondback Energy Inc.	4.250%	3/15/52	990	801
	Diamondback Energy Inc.	6.250%	3/15/53	1,465	1,578
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	780	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	900	774
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,392	1,629
	Enbridge Energy Partners LP	5.500%	9/15/40	760	745
	Enbridge Energy Partners LP	7.375%	10/15/45	1,880	2,202
	Enbridge Inc.	4.500%	6/10/44	1,017	876
	Enbridge Inc.	5.500%	12/1/46	1,167	1,148
	Enbridge Inc.	4.000%	11/15/49	270	211
	Enbridge Inc.	3.400%	8/1/51	2,165	1,522
	Enbridge Inc.	6.700%	11/15/53	2,595	2,938
	Energy Transfer LP	5.550%	5/15/34	2,200	2,206
	Energy Transfer LP	4.900%	3/15/35	832	787
	Energy Transfer LP	6.625%	10/15/36	900	952
[1]	Energy Transfer LP	5.800%	6/15/38	765	760
	Energy Transfer LP	7.500%	7/1/38	995	1,144
	Energy Transfer LP	6.050%	6/1/41	804	809
	Energy Transfer LP	6.500%	2/1/42	2,365	2,511
	Energy Transfer LP	6.100%	2/15/42	143	144
	Energy Transfer LP	5.150%	2/1/43	1,659	1,483
	Energy Transfer LP	5.950%	10/1/43	905	896
	Energy Transfer LP	5.300%	4/1/44	1,955	1,799
	Energy Transfer LP	5.000%	5/15/44	454	401
	Energy Transfer LP	5.150%	3/15/45	1,891	1,721
	Energy Transfer LP	5.350%	5/15/45	1,177	1,084
	Energy Transfer LP	6.125%	12/15/45	2,599	2,614
	Energy Transfer LP	5.300%	4/15/47	1,880	1,710
	Energy Transfer LP	5.400%	10/1/47	3,683	3,400
	Energy Transfer LP	6.000%	6/15/48	1,561	1,552
	Energy Transfer LP	6.250%	4/15/49	3,751	3,851
	Energy Transfer LP	5.000%	5/15/50	3,312	2,903
	Energy Transfer LP	5.950%	5/15/54	2,935	2,928
	EnLink Midstream Partners LP	5.600%	4/1/44	645	574
	EnLink Midstream Partners LP	5.050%	4/1/45	820	677
	EnLink Midstream Partners LP	5.450%	6/1/47	920	799
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,365	1,520
	Enterprise Products Operating LLC	7.550%	4/15/38	975	1,168
	Enterprise Products Operating LLC	6.125%	10/15/39	770	822
	Enterprise Products Operating LLC	5.700%	2/15/42	2,240	2,295
	Enterprise Products Operating LLC	4.850%	8/15/42	1,505	1,411
	Enterprise Products Operating LLC	4.450%	2/15/43	1,808	1,613
	Enterprise Products Operating LLC	4.850%	3/15/44	1,978	1,852
	Enterprise Products Operating LLC	5.100%	2/15/45	2,375	2,279
	Enterprise Products Operating LLC	4.900%	5/15/46	1,347	1,256
	Enterprise Products Operating LLC	4.250%	2/15/48	2,465	2,108
	Enterprise Products Operating LLC	4.800%	2/1/49	1,986	1,829
	Enterprise Products Operating LLC	4.200%	1/31/50	2,245	1,896
	Enterprise Products Operating LLC	3.700%	1/31/51	1,140	881
	Enterprise Products Operating LLC	3.200%	2/15/52	2,689	1,884
	Enterprise Products Operating LLC	3.300%	2/15/53	1,915	1,360
	Enterprise Products Operating LLC	4.950%	10/15/54	1,357	1,265
	Enterprise Products Operating LLC	3.950%	1/31/60	2,800	2,177
	EOG Resources Inc.	3.900%	4/1/35	1,323	1,203
	EOG Resources Inc.	4.950%	4/15/50	1,298	1,233
	Exxon Mobil Corp.	2.995%	8/16/39	1,763	1,380
	Exxon Mobil Corp.	4.227%	3/19/40	3,232	2,946
	Exxon Mobil Corp.	3.567%	3/6/45	2,155	1,716
	Exxon Mobil Corp.	4.114%	3/1/46	3,592	3,096
	Exxon Mobil Corp.	3.095%	8/16/49	3,475	2,476
	Exxon Mobil Corp.	4.327%	3/19/50	4,565	4,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.452%	4/15/51	5,220	3,952
	Halliburton Co.	4.850%	11/15/35	1,540	1,498
	Halliburton Co.	6.700%	9/15/38	2,161	2,436
	Halliburton Co.	4.500%	11/15/41	2,020	1,798
	Halliburton Co.	4.750%	8/1/43	2,306	2,117
	Halliburton Co.	5.000%	11/15/45	4,133	3,879
	Hess Corp.	6.000%	1/15/40	1,116	1,175
	Hess Corp.	5.600%	2/15/41	3,117	3,174
	Hess Corp.	5.800%	4/1/47	1,053	1,081
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,567	1,591
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	975	1,019
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,795	1,964
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	735
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,556	1,632
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,981	2,054
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	890	856
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,407	1,252
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	905	772
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,385	1,228
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,146	1,087
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	865	806
	Kinder Morgan Inc.	5.550%	6/1/45	3,187	3,041
	Kinder Morgan Inc.	5.050%	2/15/46	1,313	1,167
	Kinder Morgan Inc.	5.200%	3/1/48	2,260	2,039
	Kinder Morgan Inc.	3.250%	8/1/50	859	566
	Marathon Oil Corp.	6.600%	10/1/37	1,387	1,463
	Marathon Oil Corp.	5.200%	6/1/45	1,565	1,405
	Marathon Petroleum Corp.	6.500%	3/1/41	2,905	3,163
	Marathon Petroleum Corp.	4.750%	9/15/44	1,557	1,384
	Marathon Petroleum Corp.	4.500%	4/1/48	171	145
	Marathon Petroleum Corp.	5.000%	9/15/54	511	453
	MPLX LP	4.500%	4/15/38	3,834	3,405
	MPLX LP	5.200%	3/1/47	1,449	1,326
[3]	MPLX LP	5.200%	12/1/47	600	549
	MPLX LP	5.200%	12/1/47	942	862
	MPLX LP	4.700%	4/15/48	2,340	1,997
	MPLX LP	5.500%	2/15/49	2,654	2,529
	MPLX LP	4.950%	3/14/52	2,112	1,855
	MPLX LP	5.650%	3/1/53	1,155	1,128
	MPLX LP	4.900%	4/15/58	960	806
	NOV Inc.	3.950%	12/1/42	1,903	1,451
	Occidental Petroleum Corp.	6.450%	9/15/36	3,136	3,344
	Occidental Petroleum Corp.	6.200%	3/15/40	1,876	1,926
	Occidental Petroleum Corp.	6.600%	3/15/46	2,344	2,524
	Occidental Petroleum Corp.	4.400%	4/15/46	334	271
	Occidental Petroleum Corp.	4.200%	3/15/48	1,395	1,082
	ONEOK Inc.	6.000%	6/15/35	685	702
	ONEOK Inc.	5.150%	10/15/43	425	388
	ONEOK Inc.	4.250%	9/15/46	450	361
	ONEOK Inc.	4.950%	7/13/47	1,440	1,264
	ONEOK Inc.	4.200%	10/3/47	810	636
	ONEOK Inc.	5.200%	7/15/48	1,650	1,513
	ONEOK Inc.	4.450%	9/1/49	1,355	1,097
	ONEOK Inc.	3.950%	3/1/50	1,789	1,336
	ONEOK Inc.	4.500%	3/15/50	825	672
	ONEOK Inc.	7.150%	1/15/51	793	892
	ONEOK Inc.	6.625%	9/1/53	3,325	3,665
	ONEOK Partners LP	6.650%	10/1/36	780	839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Partners LP	6.850%	10/15/37	1,075	1,170
ONEOK Partners LP	6.125%	2/1/41	1,137	1,173
ONEOK Partners LP	6.200%	9/15/43	971	1,002
Ovintiv Inc.	6.500%	8/15/34	1,832	1,948
Ovintiv Inc.	6.625%	8/15/37	973	1,016
Ovintiv Inc.	6.500%	2/1/38	600	623
Ovintiv Inc.	7.100%	7/15/53	925	1,035
Phillips 66	4.650%	11/15/34	2,253	2,147
Phillips 66	5.875%	5/1/42	3,590	3,771
Phillips 66	4.875%	11/15/44	1,778	1,662
Phillips 66	3.300%	3/15/52	2,080	1,456
Phillips 66 Co.	4.680%	2/15/45	345	306
Phillips 66 Co.	4.900%	10/1/46	1,900	1,739
Phillips 66 Co.	5.650%	6/15/54	775	786
Plains All American Pipeline LP	6.650%	1/15/37	1,093	1,171
Plains All American Pipeline LP	5.150%	6/1/42	1,100	993
Plains All American Pipeline LP	4.300%	1/31/43	425	344
Plains All American Pipeline LP	4.700%	6/15/44	1,273	1,080
Plains All American Pipeline LP	4.900%	2/15/45	1,480	1,285
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,166
Shell International Finance BV	4.125%	5/11/35	3,280	3,065
Shell International Finance BV	6.375%	12/15/38	3,774	4,274
Shell International Finance BV	5.500%	3/25/40	2,530	2,640
Shell International Finance BV	2.875%	11/26/41	1,474	1,093
Shell International Finance BV	3.625%	8/21/42	832	685
Shell International Finance BV	4.550%	8/12/43	2,644	2,447
Shell International Finance BV	4.375%	5/11/45	5,455	4,872
Shell International Finance BV	4.000%	5/10/46	4,327	3,639
Shell International Finance BV	3.750%	9/12/46	2,044	1,650
Shell International Finance BV	3.125%	11/7/49	2,480	1,761
Shell International Finance BV	3.250%	4/6/50	2,522	1,835
Shell International Finance BV	3.000%	11/26/51	2,701	1,839
Spectra Energy Partners LP	5.950%	9/25/43	382	384
Spectra Energy Partners LP	4.500%	3/15/45	489	414
Suncor Energy Inc.	5.950%	12/1/34	1,043	1,093
Suncor Energy Inc.	6.800%	5/15/38	1,835	1,991
Suncor Energy Inc.	6.500%	6/15/38	2,248	2,391
Suncor Energy Inc.	6.850%	6/1/39	1,452	1,592
Suncor Energy Inc.	4.000%	11/15/47	1,858	1,441
Suncor Energy Inc.	3.750%	3/4/51	805	594
Targa Resources Corp.	4.950%	4/15/52	1,995	1,747
Targa Resources Corp.	6.500%	2/15/53	1,700	1,826
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	735	838
TotalEnergies Capital International SA	2.986%	6/29/41	1,250	946
TotalEnergies Capital International SA	3.461%	7/12/49	1,045	790
TotalEnergies Capital International SA	3.127%	5/29/50	4,155	2,958
TotalEnergies Capital International SA	3.386%	6/29/60	1,405	990
TransCanada PipeLines Ltd.	5.850%	3/15/36	270	277
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,368	3,521
TransCanada PipeLines Ltd.	4.750%	5/15/38	767	705
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,022	1,169
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,637	1,939
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,590	1,643
TransCanada PipeLines Ltd.	5.000%	10/16/43	939	854
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,130	1,893
TransCanada PipeLines Ltd.	5.100%	3/15/49	1,630	1,515
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	767
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,475	1,302
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,440	1,136
	Valero Energy Corp.	6.625%	6/15/37	3,360	3,663
	Valero Energy Corp.	4.900%	3/15/45	1,240	1,140
	Valero Energy Corp.	3.650%	12/1/51	1,236	890
	Valero Energy Corp.	4.000%	6/1/52	1,050	806
	Western Midstream Operating LP	5.450%	4/1/44	1,197	1,099
	Western Midstream Operating LP	5.300%	3/1/48	1,430	1,246
	Western Midstream Operating LP	5.500%	8/15/48	720	637
	Western Midstream Operating LP	5.250%	2/1/50	1,685	1,506
	Williams Cos. Inc.	6.300%	4/15/40	2,145	2,265
	Williams Cos. Inc.	5.800%	11/15/43	195	194
	Williams Cos. Inc.	5.400%	3/4/44	1,465	1,390
	Williams Cos. Inc.	5.750%	6/24/44	865	861
	Williams Cos. Inc.	5.100%	9/15/45	2,430	2,251
	Williams Cos. Inc.	4.850%	3/1/48	2,265	2,020
	Williams Cos. Inc.	3.500%	10/15/51	1,753	1,247
					375,580
Financials (6.3%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,012	2,380
	Aflac Inc.	4.000%	10/15/46	789	638
	Alleghany Corp.	4.900%	9/15/44	975	928
	Alleghany Corp.	3.250%	8/15/51	1,050	743
	Allstate Corp.	5.550%	5/9/35	747	773
	Allstate Corp.	5.950%	4/1/36	940	1,002
	Allstate Corp.	4.200%	12/15/46	864	717
	Allstate Corp.	3.850%	8/10/49	1,891	1,487
[1]	Allstate Corp.	6.500%	5/15/57	925	941
	American Express Co.	4.050%	12/3/42	1,940	1,689
	American Financial Group Inc.	4.500%	6/15/47	1,100	919
	American International Group Inc.	3.875%	1/15/35	956	855
	American International Group Inc.	6.250%	5/1/36	1,130	1,188
	American International Group Inc.	4.500%	7/16/44	970	866
	American International Group Inc.	4.750%	4/1/48	2,633	2,436
	American International Group Inc.	4.375%	6/30/50	2,065	1,793
	Aon Corp.	6.250%	9/30/40	755	817
	Aon Corp.	2.900%	8/23/51	1,620	1,035
	Aon Corp.	3.900%	2/28/52	1,497	1,149
	Aon Global Ltd.	4.600%	6/14/44	807	706
	Aon Global Ltd.	4.750%	5/15/45	1,104	991
	Aon North America Inc.	5.750%	3/1/54	3,770	3,857
	Arch Capital Finance LLC	5.031%	12/15/46	810	753
	Arch Capital Group Ltd.	7.350%	5/1/34	625	706
	Arch Capital Group Ltd.	3.635%	6/30/50	1,854	1,372
	Arch Capital Group US Inc.	5.144%	11/1/43	1,006	960
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,835	1,304
	Arthur J Gallagher & Co.	3.050%	3/9/52	705	450
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,200	1,203
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,160	1,316
	Arthur J Gallagher & Co.	5.750%	7/15/54	920	923
	Athene Holding Ltd.	3.950%	5/25/51	930	686
	Athene Holding Ltd.	3.450%	5/15/52	1,015	665
	Athene Holding Ltd.	6.250%	4/1/54	2,250	2,283
	Bank of America Corp.	6.110%	1/29/37	4,741	5,036
[1]	Bank of America Corp.	4.244%	4/24/38	4,480	4,027
	Bank of America Corp.	7.750%	5/14/38	2,213	2,686
[1]	Bank of America Corp.	4.078%	4/23/40	3,541	3,060
[1]	Bank of America Corp.	2.676%	6/19/41	10,346	7,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	5.875%	2/7/42	3,040	3,247
	Bank of America Corp.	3.311%	4/22/42	7,614	5,857
[1]	Bank of America Corp.	5.000%	1/21/44	3,021	2,923
[1]	Bank of America Corp.	4.875%	4/1/44	593	561
[1]	Bank of America Corp.	3.946%	1/23/49	1,377	1,129
[1]	Bank of America Corp.	4.330%	3/15/50	5,650	4,844
[1]	Bank of America Corp.	4.083%	3/20/51	11,020	9,050
[1]	Bank of America Corp.	2.831%	10/24/51	2,883	1,885
[1]	Bank of America Corp.	3.483%	3/13/52	1,505	1,123
	Bank of America Corp.	2.972%	7/21/52	4,258	2,868
[1]	Bank of America NA	6.000%	10/15/36	2,626	2,786
	Barclays plc	3.811%	3/10/42	1,755	1,355
	Barclays plc	3.330%	11/24/42	2,620	1,916
	Barclays plc	5.250%	8/17/45	2,891	2,767
	Barclays plc	4.950%	1/10/47	3,333	3,042
	Barclays plc	6.036%	3/12/55	700	728
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	435	476
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,775	1,665
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,038	1,862
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,989	4,404
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,185	3,740
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,415	2,309
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	4,700	3,799
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,953	1,870
	BlackRock Funding Inc.	5.250%	3/14/54	2,759	2,771
	Brighthouse Financial Inc.	4.700%	6/22/47	1,328	1,056
	Brighthouse Financial Inc.	3.850%	12/22/51	825	542
	Brookfield Finance Inc.	4.700%	9/20/47	2,048	1,783
	Brookfield Finance Inc.	3.500%	3/30/51	2,065	1,489
	Brookfield Finance Inc.	3.625%	2/15/52	985	717
	Brookfield Finance Inc.	5.968%	3/4/54	1,425	1,476
	Brookfield Finance LLC	3.450%	4/15/50	1,260	885
	Brown & Brown Inc.	4.950%	3/17/52	1,105	976
	Chubb Corp.	6.000%	5/11/37	823	892
[1]	Chubb Corp.	6.500%	5/15/38	1,220	1,376
	Chubb INA Holdings Inc.	6.700%	5/15/36	930	1,061
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,477	1,293
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,105	1,874
	Chubb INA Holdings Inc.	2.850%	12/15/51	407	277
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,162	1,447
	CI Financial Corp.	4.100%	6/15/51	1,660	1,038
	Cincinnati Financial Corp.	6.125%	11/1/34	785	833
	Citigroup Inc.	6.125%	8/25/36	1,421	1,473
[1]	Citigroup Inc.	3.878%	1/24/39	2,930	2,495
	Citigroup Inc.	8.125%	7/15/39	2,939	3,766
[1]	Citigroup Inc.	5.316%	3/26/41	2,354	2,331
	Citigroup Inc.	5.875%	1/30/42	1,540	1,630
	Citigroup Inc.	2.904%	11/3/42	2,289	1,641
	Citigroup Inc.	6.675%	9/13/43	1,922	2,149
	Citigroup Inc.	5.300%	5/6/44	1,715	1,671
	Citigroup Inc.	4.650%	7/30/45	2,222	2,006
	Citigroup Inc.	4.750%	5/18/46	4,153	3,693
[1]	Citigroup Inc.	4.281%	4/24/48	2,227	1,903
	Citigroup Inc.	4.650%	7/23/48	3,595	3,252
	CME Group Inc.	5.300%	9/15/43	1,408	1,437
	CME Group Inc.	4.150%	6/15/48	420	367
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,544	2,607
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,934	1,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,809	2,754
	Corebridge Financial Inc.	4.350%	4/5/42	200	168
	Corebridge Financial Inc.	4.400%	4/5/52	2,550	2,082
	Equitable Holdings Inc.	5.000%	4/20/48	2,816	2,557
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,090	986
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,995	1,397
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,595	1,030
[3]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	1,800	1,838
	Fidelity National Financial Inc.	3.200%	9/17/51	975	622
	Fifth Third Bancorp	8.250%	3/1/38	1,928	2,310
	Franklin Resources Inc.	2.950%	8/12/51	655	410
	GATX Corp.	6.900%	5/1/34	1,100	1,200
	GATX Corp.	5.200%	3/15/44	540	501
	GATX Corp.	3.100%	6/1/51	1,499	978
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,835	2,665
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,841	1,965
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,723	12,785
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,220	5,341
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	4,664	4,167
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,518	6,002
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,700	3,527
	Goldman Sachs Group Inc.	3.436%	2/24/43	2,057	1,590
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,677	3,390
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,265	1,222
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,198	1,104
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	967
	Hartford Financial Services Group Inc.	6.100%	10/1/41	503	536
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	731
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,635	1,236
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	782
[1]	HSBC Bank USA NA	5.875%	11/1/34	1,183	1,251
[1]	HSBC Bank USA NA	7.000%	1/15/39	790	914
	HSBC Holdings plc	5.719%	3/4/35	2,000	2,023
[1]	HSBC Holdings plc	6.500%	5/2/36	2,674	2,770
	HSBC Holdings plc	6.500%	9/15/37	2,172	2,316
[1]	HSBC Holdings plc	6.500%	9/15/37	3,590	3,736
[1]	HSBC Holdings plc	6.800%	6/1/38	1,185	1,261
	HSBC Holdings plc	6.100%	1/14/42	2,570	2,780
	HSBC Holdings plc	6.332%	3/9/44	4,725	5,067
	HSBC Holdings plc	5.250%	3/14/44	2,940	2,783
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,141	1,544
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,212	1,896
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,478	1,674
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,690	2,550
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,230	1,409
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,885	1,840
	Invesco Finance plc	5.375%	11/30/43	866	844
	Jackson Financial Inc.	4.000%	11/23/51	955	672
	Jefferies Financial Group Inc.	6.250%	1/15/36	745	770
	Jefferies Financial Group Inc.	6.500%	1/20/43	986	1,034
	JPMorgan Chase & Co.	6.400%	5/15/38	2,680	3,014
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	5,717	4,934
	JPMorgan Chase & Co.	5.500%	10/15/40	1,624	1,662
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	4,359	3,321
	JPMorgan Chase & Co.	5.600%	7/15/41	4,562	4,775
	JPMorgan Chase & Co.	2.525%	11/19/41	2,041	1,425
	JPMorgan Chase & Co.	5.400%	1/6/42	2,628	2,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.157%	4/22/42	930	706
	JPMorgan Chase & Co.	5.625%	8/16/43	1,740	1,808
	JPMorgan Chase & Co.	4.850%	2/1/44	1,915	1,827
	JPMorgan Chase & Co.	4.950%	6/1/45	3,289	3,121
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,025	4,329
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	4,426	3,667
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	5,044	4,124
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	2,986	2,431
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	5,771	4,020
	JPMorgan Chase & Co.	3.328%	4/22/52	5,602	4,056
	Legg Mason Inc.	5.625%	1/15/44	1,475	1,475
	Lincoln National Corp.	6.300%	10/9/37	680	700
	Lincoln National Corp.	7.000%	6/15/40	545	602
	Lincoln National Corp.	4.350%	3/1/48	1,095	863
	Lincoln National Corp.	4.375%	6/15/50	840	651
	Lloyds Banking Group plc	5.300%	12/1/45	1,914	1,802
	Lloyds Banking Group plc	3.369%	12/14/46	1,013	707
	Lloyds Banking Group plc	4.344%	1/9/48	3,242	2,578
	Loews Corp.	6.000%	2/1/35	425	455
	Loews Corp.	4.125%	5/15/43	1,562	1,332
	Manulife Financial Corp.	5.375%	3/4/46	1,393	1,371
	Markel Group Inc.	5.000%	4/5/46	1,215	1,094
	Markel Group Inc.	4.300%	11/1/47	622	502
	Markel Group Inc.	5.000%	5/20/49	1,000	910
	Markel Group Inc.	4.150%	9/17/50	1,245	987
	Markel Group Inc.	3.450%	5/7/52	590	409
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,720	1,633
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,379	1,177
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	506	426
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,819	1,694
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	280
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	625	696
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	533
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,423	2,431
	Mastercard Inc.	3.800%	11/21/46	1,685	1,407
	Mastercard Inc.	3.650%	6/1/49	1,607	1,293
	Mastercard Inc.	3.850%	3/26/50	3,817	3,163
	Mastercard Inc.	2.950%	3/15/51	2,276	1,588
	MetLife Inc.	6.375%	6/15/34	1,035	1,130
	MetLife Inc.	5.700%	6/15/35	1,599	1,667
[1]	MetLife Inc.	6.400%	12/15/36	1,445	1,483
[1]	MetLife Inc.	10.750%	8/1/39	825	1,123
	MetLife Inc.	5.875%	2/6/41	1,978	2,081
	MetLife Inc.	4.875%	11/13/43	2,271	2,130
	MetLife Inc.	4.721%	12/15/44	1,400	1,256
	MetLife Inc.	4.050%	3/1/45	1,533	1,278
	MetLife Inc.	5.000%	7/15/52	495	466
	MetLife Inc.	5.250%	1/15/54	2,255	2,218
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	457	423
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,375	1,247
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,829	2,433
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,413	1,427
[1]	Morgan Stanley	3.971%	7/22/38	2,227	1,905
[1]	Morgan Stanley	4.457%	4/22/39	2,115	1,921
	Morgan Stanley	3.217%	4/22/42	4,279	3,273
	Morgan Stanley	6.375%	7/24/42	4,161	4,696
	Morgan Stanley	4.300%	1/27/45	5,519	4,847
	Morgan Stanley	4.375%	1/22/47	3,617	3,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	5.597%	3/24/51	3,593	3,755
[1]	Morgan Stanley	2.802%	1/25/52	3,875	2,543
	Nasdaq Inc.	2.500%	12/21/40	1,386	942
	Nasdaq Inc.	3.250%	4/28/50	1,227	854
	Nasdaq Inc.	3.950%	3/7/52	1,240	960
	Nasdaq Inc.	5.950%	8/15/53	1,235	1,300
	Nasdaq Inc.	6.100%	6/28/63	1,477	1,571
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	860	869
	NatWest Group plc	5.778%	3/1/35	2,834	2,873
	Old Republic International Corp.	3.850%	6/11/51	1,220	885
	Principal Financial Group Inc.	4.625%	9/15/42	975	887
	Principal Financial Group Inc.	4.350%	5/15/43	617	542
	Principal Financial Group Inc.	4.300%	11/15/46	1,231	1,034
	Principal Financial Group Inc.	5.500%	3/15/53	950	933
	Progressive Corp.	4.350%	4/25/44	1,090	972
	Progressive Corp.	4.125%	4/15/47	3,213	2,717
	Progressive Corp.	4.200%	3/15/48	1,834	1,590
	Progressive Corp.	3.950%	3/26/50	895	732
[1]	Prudential Financial Inc.	5.700%	12/14/36	2,075	2,179
[1]	Prudential Financial Inc.	6.625%	12/1/37	808	914
[1]	Prudential Financial Inc.	3.000%	3/10/40	846	642
[1]	Prudential Financial Inc.	6.625%	6/21/40	524	588
[1]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,082
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,030	930
	Prudential Financial Inc.	3.905%	12/7/47	2,290	1,829
	Prudential Financial Inc.	3.935%	12/7/49	2,388	1,888
[1]	Prudential Financial Inc.	4.350%	2/25/50	2,012	1,719
[1]	Prudential Financial Inc.	3.700%	3/13/51	2,131	1,632
	Raymond James Financial Inc.	4.950%	7/15/46	860	791
	Raymond James Financial Inc.	3.750%	4/1/51	1,460	1,107
[1]	Regions Bank	6.450%	6/26/37	1,000	1,030
	Regions Financial Corp.	7.375%	12/10/37	610	693
	Selective Insurance Group Inc.	5.375%	3/1/49	580	555
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	836
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	2,605	2,883
	Transatlantic Holdings Inc.	8.000%	11/30/39	520	665
	Travelers Cos. Inc.	6.750%	6/20/36	581	661
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,740	1,916
	Travelers Cos. Inc.	5.350%	11/1/40	1,830	1,855
	Travelers Cos. Inc.	4.600%	8/1/43	448	416
	Travelers Cos. Inc.	4.300%	8/25/45	856	750
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	843
	Travelers Cos. Inc.	4.000%	5/30/47	1,410	1,172
	Travelers Cos. Inc.	4.050%	3/7/48	206	174
	Travelers Cos. Inc.	4.100%	3/4/49	1,430	1,206
	Travelers Cos. Inc.	2.550%	4/27/50	1,148	726
	Travelers Cos. Inc.	3.050%	6/8/51	1,490	1,037
	Travelers Cos. Inc.	5.450%	5/25/53	1,483	1,535
	UBS Group AG	4.875%	5/15/45	4,508	4,190
	Unum Group	5.750%	8/15/42	640	626
	Unum Group	4.500%	12/15/49	1,125	911
	Unum Group	4.125%	6/15/51	1,250	945
	Visa Inc.	4.150%	12/14/35	2,447	2,321
	Visa Inc.	2.700%	4/15/40	1,569	1,176
	Visa Inc.	4.300%	12/14/45	7,156	6,456
	Visa Inc.	3.650%	9/15/47	1,690	1,363
	Visa Inc.	2.000%	8/15/50	2,900	1,707
	Voya Financial Inc.	5.700%	7/15/43	954	936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	4.800%	6/15/46	700	602
	W R Berkley Corp.	4.750%	8/1/44	1,445	1,278
	W R Berkley Corp.	3.550%	3/30/52	540	376
	W R Berkley Corp.	3.150%	9/30/61	745	454
	Wachovia Corp.	5.500%	8/1/35	1,893	1,904
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,236	1,248
[1]	Wells Fargo & Co.	3.068%	4/30/41	7,355	5,504
	Wells Fargo & Co.	5.375%	11/2/43	2,941	2,843
	Wells Fargo & Co.	5.606%	1/15/44	4,322	4,259
[1]	Wells Fargo & Co.	4.650%	11/4/44	4,883	4,259
	Wells Fargo & Co.	3.900%	5/1/45	4,371	3,567
[1]	Wells Fargo & Co.	4.900%	11/17/45	4,487	4,041
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,789	2,320
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,859	3,378
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,917	10,255
[1]	Wells Fargo & Co.	4.611%	4/25/53	5,717	5,042
[1]	Wells Fargo Bank NA	5.850%	2/1/37	2,031	2,111
[1]	Wells Fargo Bank NA	6.600%	1/15/38	1,699	1,875
	Western Union Co.	6.200%	11/17/36	990	1,019
	Westpac Banking Corp.	4.421%	7/24/39	1,689	1,490
	Westpac Banking Corp.	2.963%	11/16/40	2,020	1,413
	Westpac Banking Corp.	3.133%	11/18/41	1,018	721
	Willis North America Inc.	5.050%	9/15/48	1,003	913
	Willis North America Inc.	3.875%	9/15/49	1,426	1,073
	Willis North America Inc.	5.900%	3/5/54	900	912
	XL Group Ltd.	5.250%	12/15/43	545	515
					560,091
Health Care (7.5%)
	Abbott Laboratories	4.750%	11/30/36	2,015	1,997
	Abbott Laboratories	6.150%	11/30/37	1,083	1,207
	Abbott Laboratories	6.000%	4/1/39	1,366	1,517
	Abbott Laboratories	5.300%	5/27/40	1,268	1,311
	Abbott Laboratories	4.750%	4/15/43	990	953
	Abbott Laboratories	4.900%	11/30/46	4,865	4,739
	AbbVie Inc.	4.550%	3/15/35	3,578	3,452
	AbbVie Inc.	4.500%	5/14/35	5,037	4,843
	AbbVie Inc.	4.300%	5/14/36	2,082	1,954
	AbbVie Inc.	4.050%	11/21/39	7,335	6,530
	AbbVie Inc.	4.625%	10/1/42	1,510	1,406
	AbbVie Inc.	4.400%	11/6/42	5,243	4,753
	AbbVie Inc.	5.350%	3/15/44	100	102
	AbbVie Inc.	4.850%	6/15/44	2,105	2,007
	AbbVie Inc.	4.750%	3/15/45	1,667	1,571
	AbbVie Inc.	4.700%	5/14/45	4,526	4,226
	AbbVie Inc.	4.450%	5/14/46	1,699	1,524
	AbbVie Inc.	4.875%	11/14/48	2,063	1,973
	AbbVie Inc.	4.250%	11/21/49	10,830	9,370
	AbbVie Inc.	5.400%	3/15/54	5,805	5,972
	AbbVie Inc.	5.500%	3/15/64	4,025	4,136
	Adventist Health System	3.630%	3/1/49	850	628
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	723
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	875	658
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	577
	Aetna Inc.	6.625%	6/15/36	1,775	1,951
	Aetna Inc.	6.750%	12/15/37	944	1,052
	Aetna Inc.	4.500%	5/15/42	1,383	1,199
	Aetna Inc.	4.125%	11/15/42	1,440	1,174
	Aetna Inc.	4.750%	3/15/44	828	733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	3.875%	8/15/47	1,517	1,157
	AHS Hospital Corp.	5.024%	7/1/45	875	851
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,050	691
[1]	Allina Health System	3.887%	4/15/49	1,235	991
	Amgen Inc.	6.400%	2/1/39	800	872
	Amgen Inc.	3.150%	2/21/40	3,464	2,669
	Amgen Inc.	2.800%	8/15/41	1,140	827
	Amgen Inc.	4.950%	10/1/41	581	552
	Amgen Inc.	5.150%	11/15/41	1,984	1,920
	Amgen Inc.	5.650%	6/15/42	1,235	1,259
	Amgen Inc.	5.600%	3/2/43	5,745	5,838
	Amgen Inc.	4.400%	5/1/45	5,350	4,644
	Amgen Inc.	4.563%	6/15/48	2,667	2,354
	Amgen Inc.	3.375%	2/21/50	4,492	3,276
	Amgen Inc.	4.663%	6/15/51	5,818	5,144
	Amgen Inc.	3.000%	1/15/52	2,617	1,772
	Amgen Inc.	4.200%	2/22/52	2,108	1,733
	Amgen Inc.	4.875%	3/1/53	1,825	1,661
	Amgen Inc.	5.650%	3/2/53	8,520	8,680
	Amgen Inc.	2.770%	9/1/53	1,812	1,123
	Amgen Inc.	4.400%	2/22/62	1,952	1,606
	Amgen Inc.	5.750%	3/2/63	5,261	5,364
[1]	Ascension Health	3.106%	11/15/39	1,465	1,159
	Ascension Health	3.945%	11/15/46	1,811	1,537
[1]	Ascension Health	4.847%	11/15/53	962	923
	AstraZeneca plc	6.450%	9/15/37	5,271	5,954
	AstraZeneca plc	4.000%	9/18/42	2,706	2,326
	AstraZeneca plc	4.375%	11/16/45	1,517	1,358
	AstraZeneca plc	2.125%	8/6/50	484	286
	AstraZeneca plc	3.000%	5/28/51	1,679	1,179
	Banner Health	2.907%	1/1/42	825	609
	Banner Health	2.913%	1/1/51	666	448
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	550	329
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,216	910
	Baxalta Inc.	5.250%	6/23/45	1,565	1,527
	Baxter International Inc.	3.500%	8/15/46	978	709
	Baxter International Inc.	3.132%	12/1/51	1,417	927
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	965
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	960
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,305	888
	Becton Dickinson & Co.	4.685%	12/15/44	2,372	2,143
	Becton Dickinson & Co.	4.669%	6/6/47	2,921	2,617
	Becton Dickinson & Co.	3.794%	5/20/50	579	453
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	900	586
	Biogen Inc.	3.150%	5/1/50	2,865	1,910
	Biogen Inc.	3.250%	2/15/51	1,296	897
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	995	704
	Boston Scientific Corp.	6.500%	11/15/35	555	619
	Boston Scientific Corp.	4.550%	3/1/39	1,360	1,272
	Boston Scientific Corp.	7.375%	1/15/40	534	630
	Boston Scientific Corp.	4.700%	3/1/49	1,240	1,147
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,581	2,287
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,023	1,622
	Bristol-Myers Squibb Co.	3.250%	8/1/42	894	682
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,416	2,222
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,534	2,186
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,348	2,100
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,941	5,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,107	1,916
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,687	2,830
	Bristol-Myers Squibb Co.	6.250%	11/15/53	2,055	2,315
	Bristol-Myers Squibb Co.	5.550%	2/22/54	5,335	5,489
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,095	1,594
	Bristol-Myers Squibb Co.	6.400%	11/15/63	3,245	3,706
	Bristol-Myers Squibb Co.	5.650%	2/22/64	4,020	4,137
	Cardinal Health Inc.	4.600%	3/15/43	1,400	1,220
	Cardinal Health Inc.	4.500%	11/15/44	572	491
	Cardinal Health Inc.	4.900%	9/15/45	1,443	1,298
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	574
	Cencora Inc.	4.250%	3/1/45	1,139	1,007
	Cencora Inc.	4.300%	12/15/47	1,241	1,074
	Children's Health System of Texas	2.511%	8/15/50	1,175	735
[1]	Children's Hospital	2.928%	7/15/50	675	436
[1]	Children's Hospital Corp.	4.115%	1/1/47	699	598
[1]	Children's Hospital Corp.	2.585%	2/1/50	393	251
	Children's Hospital Medical Center	4.268%	5/15/44	750	667
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	696
	Cigna Group	4.800%	8/15/38	4,392	4,129
	Cigna Group	3.200%	3/15/40	1,458	1,104
[1]	Cigna Group	6.125%	11/15/41	366	391
[1]	Cigna Group	4.800%	7/15/46	2,370	2,154
[1]	Cigna Group	3.875%	10/15/47	2,285	1,788
	Cigna Group	4.900%	12/15/48	5,447	4,961
	Cigna Group	3.400%	3/15/50	2,240	1,592
	Cigna Group	3.400%	3/15/51	2,780	1,979
	Cigna Group	5.600%	2/15/54	2,365	2,373
[1]	City of Hope	5.623%	11/15/43	925	912
[1]	City of Hope	4.378%	8/15/48	645	532
	Cleveland Clinic Foundation	4.858%	1/1/14	830	767
	CommonSpirit Health	5.318%	12/1/34	1,750	1,752
[1]	CommonSpirit Health	4.350%	11/1/42	1,352	1,169
	CommonSpirit Health	3.817%	10/1/49	935	727
	CommonSpirit Health	4.187%	10/1/49	1,067	887
	CommonSpirit Health	3.910%	10/1/50	1,060	828
	CommonSpirit Health	5.548%	12/1/54	950	959
[1]	Community Health Network Inc.	3.099%	5/1/50	900	612
[1]	Corewell Health Obligated Group	3.487%	7/15/49	775	593
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,235	898
	CVS Health Corp.	4.875%	7/20/35	1,783	1,717
	CVS Health Corp.	4.780%	3/25/38	9,253	8,548
	CVS Health Corp.	6.125%	9/15/39	1,775	1,834
	CVS Health Corp.	4.125%	4/1/40	2,367	1,992
	CVS Health Corp.	2.700%	8/21/40	2,390	1,662
	CVS Health Corp.	5.300%	12/5/43	2,285	2,168
	CVS Health Corp.	5.125%	7/20/45	4,971	4,577
	CVS Health Corp.	5.050%	3/25/48	15,575	14,118
	CVS Health Corp.	4.250%	4/1/50	1,667	1,350
	CVS Health Corp.	5.625%	2/21/53	2,785	2,734
	CVS Health Corp.	5.875%	6/1/53	1,734	1,761
	CVS Health Corp.	6.000%	6/1/63	525	541
	Danaher Corp.	4.375%	9/15/45	1,532	1,368
	Danaher Corp.	2.600%	10/1/50	1,985	1,259
	Danaher Corp.	2.800%	12/10/51	1,905	1,254
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	375	299
	DH Europe Finance II Sarl	3.250%	11/15/39	502	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DH Europe Finance II Sarl	3.400%	11/15/49	1,653	1,240
	Dignity Health	4.500%	11/1/42	1,275	1,101
	Dignity Health	5.267%	11/1/64	740	697
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,370	1,145
	Elevance Health Inc.	5.850%	1/15/36	822	861
	Elevance Health Inc.	6.375%	6/15/37	1,386	1,506
	Elevance Health Inc.	4.625%	5/15/42	1,406	1,280
	Elevance Health Inc.	4.650%	1/15/43	1,774	1,614
	Elevance Health Inc.	5.100%	1/15/44	709	675
	Elevance Health Inc.	4.650%	8/15/44	1,973	1,776
	Elevance Health Inc.	4.375%	12/1/47	2,646	2,273
	Elevance Health Inc.	4.550%	3/1/48	993	871
	Elevance Health Inc.	3.700%	9/15/49	790	604
	Elevance Health Inc.	3.125%	5/15/50	2,330	1,617
	Elevance Health Inc.	3.600%	3/15/51	1,860	1,393
	Elevance Health Inc.	4.550%	5/15/52	1,545	1,352
	Elevance Health Inc.	6.100%	10/15/52	1,065	1,153
	Elevance Health Inc.	5.125%	2/15/53	2,755	2,637
	Elevance Health Inc.	4.850%	8/15/54	500	432
	Eli Lilly & Co.	3.950%	3/15/49	1,010	852
	Eli Lilly & Co.	2.250%	5/15/50	3,295	2,012
	Eli Lilly & Co.	4.875%	2/27/53	2,990	2,919
	Eli Lilly & Co.	5.000%	2/9/54	2,500	2,486
	Eli Lilly & Co.	4.150%	3/15/59	1,540	1,303
	Eli Lilly & Co.	2.500%	9/15/60	1,665	981
	Eli Lilly & Co.	4.950%	2/27/63	1,990	1,931
	Eli Lilly & Co.	5.100%	2/9/64	2,660	2,651
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	775	610
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,922	2,169
	Gilead Sciences Inc.	4.600%	9/1/35	1,800	1,725
	Gilead Sciences Inc.	4.000%	9/1/36	2,406	2,157
	Gilead Sciences Inc.	2.600%	10/1/40	3,258	2,303
	Gilead Sciences Inc.	5.650%	12/1/41	1,301	1,339
	Gilead Sciences Inc.	4.800%	4/1/44	3,414	3,168
	Gilead Sciences Inc.	4.500%	2/1/45	2,810	2,500
	Gilead Sciences Inc.	4.750%	3/1/46	3,922	3,602
	Gilead Sciences Inc.	4.150%	3/1/47	1,950	1,639
	Gilead Sciences Inc.	2.800%	10/1/50	3,323	2,172
	Gilead Sciences Inc.	5.550%	10/15/53	2,325	2,403
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,406	6,104
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	612	547
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	985	702
	Hackensack Meridian Health Inc.	4.211%	7/1/48	625	543
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,275	857
	Hackensack Meridian Health Inc.	4.500%	7/1/57	365	327
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	900	655
	HCA Inc.	5.125%	6/15/39	1,933	1,824
	HCA Inc.	4.375%	3/15/42	950	796
	HCA Inc.	5.500%	6/15/47	2,745	2,609
	HCA Inc.	5.250%	6/15/49	3,476	3,175
	HCA Inc.	3.500%	7/15/51	2,832	1,956
	HCA Inc.	4.625%	3/15/52	4,095	3,421
	HCA Inc.	5.900%	6/1/53	1,847	1,857
	HCA Inc.	6.000%	4/1/54	2,730	2,771
	HCA Inc.	6.100%	4/1/64	1,925	1,945
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,100	895
	Humana Inc.	4.625%	12/1/42	779	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.950%	10/1/44	1,456	1,324
	Humana Inc.	4.800%	3/15/47	705	619
	Humana Inc.	3.950%	8/15/49	1,000	785
	Humana Inc.	5.500%	3/15/53	1,455	1,414
	Humana Inc.	5.750%	4/15/54	1,700	1,710
	IHC Health Services Inc.	4.131%	5/15/48	875	759
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,500	1,263
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	510
	Inova Health System Foundation	4.068%	5/15/52	745	634
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	705	536
[1]	Iowa Health System	3.665%	2/15/50	900	701
	Johns Hopkins Health System Corp.	3.837%	5/15/46	998	830
	Johnson & Johnson	3.550%	3/1/36	2,681	2,383
	Johnson & Johnson	3.625%	3/3/37	2,612	2,317
	Johnson & Johnson	5.950%	8/15/37	1,825	2,021
	Johnson & Johnson	3.400%	1/15/38	1,855	1,590
	Johnson & Johnson	5.850%	7/15/38	935	1,033
	Johnson & Johnson	2.100%	9/1/40	1,645	1,131
	Johnson & Johnson	4.500%	9/1/40	1,338	1,283
	Johnson & Johnson	4.850%	5/15/41	545	544
	Johnson & Johnson	4.500%	12/5/43	1,142	1,095
	Johnson & Johnson	3.700%	3/1/46	3,807	3,180
	Johnson & Johnson	3.750%	3/3/47	2,231	1,850
	Johnson & Johnson	3.500%	1/15/48	1,132	900
	Johnson & Johnson	2.250%	9/1/50	1,910	1,187
	Johnson & Johnson	2.450%	9/1/60	1,735	1,031
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,267	1,673
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,371	1,318
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,328	2,004
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,691	1,244
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	3,417	2,363
	Koninklijke Philips NV	6.875%	3/11/38	1,260	1,371
	Koninklijke Philips NV	5.000%	3/15/42	1,000	915
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,044	1,847
[1]	Mass General Brigham Inc.	3.765%	7/1/48	476	382
[1]	Mass General Brigham Inc.	3.192%	7/1/49	846	615
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,340	933
[1]	Mayo Clinic	3.774%	11/15/43	740	627
[1]	Mayo Clinic	4.128%	11/15/52	835	734
[1]	Mayo Clinic	3.196%	11/15/61	960	662
[1]	McLaren Health Care Corp.	4.386%	5/15/48	950	832
[1]	MedStar Health Inc.	3.626%	8/15/49	972	751
	Medtronic Inc.	4.375%	3/15/35	4,099	3,918
	Medtronic Inc.	4.625%	3/15/45	3,346	3,145
	Memorial Health Services	3.447%	11/1/49	615	467
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	970	953
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	550	383
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,090	930
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,063	908
	Merck & Co. Inc.	3.900%	3/7/39	2,032	1,796
	Merck & Co. Inc.	2.350%	6/24/40	1,965	1,382
	Merck & Co. Inc.	3.600%	9/15/42	1,442	1,181
	Merck & Co. Inc.	4.150%	5/18/43	2,874	2,540
	Merck & Co. Inc.	4.900%	5/17/44	1,500	1,459
	Merck & Co. Inc.	3.700%	2/10/45	3,429	2,799
	Merck & Co. Inc.	4.000%	3/7/49	2,832	2,380
	Merck & Co. Inc.	2.450%	6/24/50	3,646	2,262
	Merck & Co. Inc.	2.750%	12/10/51	2,290	1,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	5.000%	5/17/53	2,265	2,215
	Merck & Co. Inc.	2.900%	12/10/61	3,190	2,003
	Merck & Co. Inc.	5.150%	5/17/63	2,042	2,019
[1]	Methodist Hospital	2.705%	12/1/50	1,078	702
[1]	Montefiore Obligated Group	5.246%	11/1/48	464	353
	Montefiore Obligated Group	4.287%	9/1/50	735	461
[1]	Mount Sinai Hospital	3.981%	7/1/48	948	770
[1]	Mount Sinai Hospital	3.737%	7/1/49	1,095	815
[1]	Mount Sinai Hospital	3.391%	7/1/50	602	419
	MultiCare Health System	2.803%	8/15/50	775	467
	Mylan Inc.	5.400%	11/29/43	1,536	1,347
	Mylan Inc.	5.200%	4/15/48	1,490	1,235
[1]	MyMichigan Health	3.409%	6/1/50	256	189
	New York & Presbyterian Hospital	2.256%	8/1/40	925	633
	New York & Presbyterian Hospital	4.024%	8/1/45	1,345	1,164
	New York & Presbyterian Hospital	4.063%	8/1/56	721	594
	New York & Presbyterian Hospital	2.606%	8/1/60	600	345
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,020	753
	Northwell Healthcare Inc.	3.979%	11/1/46	1,100	879
	Northwell Healthcare Inc.	4.260%	11/1/47	1,474	1,222
	Northwell Healthcare Inc.	3.809%	11/1/49	860	654
	Novant Health Inc.	2.637%	11/1/36	585	444
	Novant Health Inc.	3.168%	11/1/51	514	360
	Novant Health Inc.	3.318%	11/1/61	825	551
	Novartis Capital Corp.	3.700%	9/21/42	1,075	906
	Novartis Capital Corp.	4.400%	5/6/44	3,448	3,173
	Novartis Capital Corp.	4.000%	11/20/45	2,838	2,448
	Novartis Capital Corp.	2.750%	8/14/50	2,335	1,583
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,010	634
[1]	NYU Langone Hospitals	5.750%	7/1/43	771	815
	NYU Langone Hospitals	4.784%	7/1/44	888	838
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,055	938
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,035	741
	OhioHealth Corp.	2.834%	11/15/41	675	496
[1]	OhioHealth Corp.	3.042%	11/15/50	1,040	748
	Orlando Health Obligated Group	4.089%	10/1/48	545	457
	Orlando Health Obligated Group	3.327%	10/1/50	680	507
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	1,185	1,057
	Pfizer Inc.	4.000%	12/15/36	2,973	2,707
	Pfizer Inc.	4.100%	9/15/38	1,496	1,352
	Pfizer Inc.	3.900%	3/15/39	1,019	882
	Pfizer Inc.	7.200%	3/15/39	5,123	6,176
	Pfizer Inc.	2.550%	5/28/40	2,445	1,745
	Pfizer Inc.	5.600%	9/15/40	160	167
	Pfizer Inc.	4.300%	6/15/43	1,967	1,746
	Pfizer Inc.	4.400%	5/15/44	2,215	2,030
	Pfizer Inc.	4.125%	12/15/46	2,777	2,371
	Pfizer Inc.	4.200%	9/15/48	551	474
	Pfizer Inc.	4.000%	3/15/49	1,495	1,250
	Pfizer Inc.	2.700%	5/28/50	2,700	1,808
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	4,860	4,747
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	11,621	11,555
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,617	7,464
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,010	666
	Presbyterian Healthcare Services	4.875%	8/1/52	700	671
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,470	1,130
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	525	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.700%	3/30/45	554	503
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	419	301
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,267	798
	Revvity Inc.	3.625%	3/15/51	605	426
	Royalty Pharma plc	3.300%	9/2/40	1,955	1,457
	Royalty Pharma plc	3.550%	9/2/50	2,724	1,876
	RWJ Barnabas Health Inc.	3.949%	7/1/46	885	735
	RWJ Barnabas Health Inc.	3.477%	7/1/49	682	526
[1]	Sharp HealthCare	2.680%	8/1/50	875	564
[3]	Solventum Corp.	5.900%	4/30/54	1,500	1,497
[3]	Solventum Corp.	6.000%	5/15/64	500	496
[1]	Stanford Health Care	3.795%	11/15/48	809	661
	Stanford Health Care	3.027%	8/15/51	735	509
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,255	930
	Stryker Corp.	4.100%	4/1/43	720	619
	Stryker Corp.	4.375%	5/15/44	785	697
	Stryker Corp.	4.625%	3/15/46	2,410	2,199
	Stryker Corp.	2.900%	6/15/50	854	589
	Summa Health	3.511%	11/15/51	350	262
[1]	Sutter Health	3.161%	8/15/40	1,000	776
[1]	Sutter Health	4.091%	8/15/48	1,060	895
[1]	Sutter Health	3.361%	8/15/50	1,275	937
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,923	2,201
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,721	2,591
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	661	445
	Texas Health Resources	2.328%	11/15/50	825	499
[1]	Texas Health Resources	4.330%	11/15/55	640	566
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,916	1,401
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,118	1,119
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,257	1,916
	Toledo Hospital	5.750%	11/15/38	700	697
[1]	Trinity Health Corp.	2.632%	12/1/40	650	466
	Trinity Health Corp.	4.125%	12/1/45	910	791
[1]	Trinity Health Corp.	3.434%	12/1/48	1,155	897
	UnitedHealth Group Inc.	5.000%	4/15/34	750	751
	UnitedHealth Group Inc.	4.625%	7/15/35	1,691	1,645
	UnitedHealth Group Inc.	5.800%	3/15/36	1,184	1,270
	UnitedHealth Group Inc.	6.500%	6/15/37	1,985	2,239
	UnitedHealth Group Inc.	6.625%	11/15/37	2,460	2,794
	UnitedHealth Group Inc.	6.875%	2/15/38	2,679	3,145
	UnitedHealth Group Inc.	3.500%	8/15/39	1,839	1,515
	UnitedHealth Group Inc.	2.750%	5/15/40	1,343	988
	UnitedHealth Group Inc.	5.700%	10/15/40	631	660
	UnitedHealth Group Inc.	5.950%	2/15/41	955	1,013
	UnitedHealth Group Inc.	3.050%	5/15/41	2,795	2,113
	UnitedHealth Group Inc.	4.375%	3/15/42	942	854
	UnitedHealth Group Inc.	3.950%	10/15/42	598	510
	UnitedHealth Group Inc.	4.250%	3/15/43	2,545	2,269
	UnitedHealth Group Inc.	4.750%	7/15/45	2,306	2,158
	UnitedHealth Group Inc.	4.200%	1/15/47	422	361
	UnitedHealth Group Inc.	4.250%	4/15/47	2,156	1,863
	UnitedHealth Group Inc.	3.750%	10/15/47	2,475	1,952
	UnitedHealth Group Inc.	4.250%	6/15/48	2,279	1,967
	UnitedHealth Group Inc.	4.450%	12/15/48	982	873
	UnitedHealth Group Inc.	3.700%	8/15/49	2,198	1,723
	UnitedHealth Group Inc.	2.900%	5/15/50	2,700	1,820
	UnitedHealth Group Inc.	3.250%	5/15/51	4,708	3,383
	UnitedHealth Group Inc.	4.750%	5/15/52	4,040	3,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.875%	2/15/53	4,170	4,512
	UnitedHealth Group Inc.	5.050%	4/15/53	4,488	4,361
	UnitedHealth Group Inc.	5.375%	4/15/54	3,200	3,252
	UnitedHealth Group Inc.	3.875%	8/15/59	2,738	2,113
	UnitedHealth Group Inc.	4.950%	5/15/62	1,425	1,331
	UnitedHealth Group Inc.	6.050%	2/15/63	3,010	3,313
	UnitedHealth Group Inc.	5.200%	4/15/63	2,900	2,814
	UnitedHealth Group Inc.	5.500%	4/15/64	2,000	2,033
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,190	1,817
	Viatris Inc.	3.850%	6/22/40	1,730	1,277
	Viatris Inc.	4.000%	6/22/50	3,051	2,098
[1]	WakeMed	3.286%	10/1/52	538	382
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	508
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	962
	Wyeth LLC	6.000%	2/15/36	1,395	1,512
	Wyeth LLC	5.950%	4/1/37	2,191	2,368
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	925	561
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	765	768
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	295	265
	Zoetis Inc.	4.700%	2/1/43	2,981	2,728
	Zoetis Inc.	3.950%	9/12/47	620	502
	Zoetis Inc.	4.450%	8/20/48	844	744
	Zoetis Inc.	3.000%	5/15/50	1,165	802
					667,333
Industrials (3.9%)
[1]	3M Co.	5.700%	3/15/37	690	728
[1]	3M Co.	3.875%	6/15/44	380	300
[1]	3M Co.	3.125%	9/19/46	1,480	1,023
[1]	3M Co.	3.625%	10/15/47	1,205	888
[1]	3M Co.	4.000%	9/14/48	1,265	1,014
	3M Co.	3.250%	8/26/49	1,788	1,233
	3M Co.	3.700%	4/15/50	758	563
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,150	978
	Boeing Co.	3.600%	5/1/34	880	730
	Boeing Co.	3.250%	2/1/35	843	664
	Boeing Co.	6.625%	2/15/38	713	743
	Boeing Co.	3.550%	3/1/38	878	662
	Boeing Co.	3.500%	3/1/39	804	596
	Boeing Co.	6.875%	3/15/39	823	876
	Boeing Co.	5.875%	2/15/40	1,091	1,048
	Boeing Co.	5.705%	5/1/40	6,015	5,756
	Boeing Co.	3.375%	6/15/46	1,122	758
	Boeing Co.	3.650%	3/1/47	896	627
	Boeing Co.	3.625%	3/1/48	1,053	718
	Boeing Co.	3.900%	5/1/49	1,470	1,047
	Boeing Co.	3.750%	2/1/50	1,810	1,259
	Boeing Co.	5.805%	5/1/50	10,522	9,949
	Boeing Co.	3.825%	3/1/59	834	555
	Boeing Co.	3.950%	8/1/59	1,546	1,058
	Boeing Co.	5.930%	5/1/60	6,374	5,968
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	739	814
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,010	1,107
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,352	1,428
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	961	938
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,190	1,211
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	921	886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,103	991
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,629	1,458
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,398	1,257
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,512	1,487
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,135	2,029
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,885	1,711
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,544	2,169
Burlington Northern Santa Fe LLC	4.700%	9/1/45	889	821
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,056	1,679
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,130	1,801
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,930	1,606
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,516	1,151
Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,928	1,320
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,021	1,454
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,840	1,205
Burlington Northern Santa Fe LLC	5.200%	4/15/54	2,088	2,066
Canadian National Railway Co.	6.200%	6/1/36	1,562	1,713
Canadian National Railway Co.	6.375%	11/15/37	1,254	1,393
Canadian National Railway Co.	3.200%	8/2/46	507	380
Canadian National Railway Co.	3.650%	2/3/48	352	283
Canadian National Railway Co.	2.450%	5/1/50	910	569
Canadian National Railway Co.	4.400%	8/5/52	3,335	2,978
Canadian Pacific Railway Co.	4.800%	9/15/35	1,272	1,231
Canadian Pacific Railway Co.	5.950%	5/15/37	945	987
Canadian Pacific Railway Co.	3.000%	12/2/41	2,220	1,899
Canadian Pacific Railway Co.	4.300%	5/15/43	75	65
Canadian Pacific Railway Co.	4.800%	8/1/45	1,083	1,001
Canadian Pacific Railway Co.	4.950%	8/15/45	1,051	976
Canadian Pacific Railway Co.	3.500%	5/1/50	1,640	1,229
Canadian Pacific Railway Co.	3.100%	12/2/51	4,180	2,872
Canadian Pacific Railway Co.	4.200%	11/15/69	701	552
Canadian Pacific Railway Co.	6.125%	9/15/15	905	955
Carrier Global Corp.	3.377%	4/5/40	3,655	2,857
Carrier Global Corp.	3.577%	4/5/50	4,565	3,405
Carrier Global Corp.	6.200%	3/15/54	1,405	1,547
Caterpillar Inc.	5.300%	9/15/35	975	1,025
Caterpillar Inc.	6.050%	8/15/36	635	699
Caterpillar Inc.	5.200%	5/27/41	912	917
Caterpillar Inc.	3.803%	8/15/42	3,539	2,982
Caterpillar Inc.	3.250%	9/19/49	1,907	1,413
Caterpillar Inc.	3.250%	4/9/50	2,700	2,008
Caterpillar Inc.	4.750%	5/15/64	641	595
CSX Corp.	6.000%	10/1/36	990	1,061
CSX Corp.	6.150%	5/1/37	1,440	1,574
CSX Corp.	6.220%	4/30/40	1,654	1,805
CSX Corp.	5.500%	4/15/41	434	439
CSX Corp.	4.750%	5/30/42	1,136	1,057
CSX Corp.	4.100%	3/15/44	1,729	1,473
CSX Corp.	3.800%	11/1/46	2,363	1,880
CSX Corp.	4.300%	3/1/48	1,649	1,416
CSX Corp.	4.750%	11/15/48	1,493	1,372
CSX Corp.	4.500%	3/15/49	781	685
CSX Corp.	3.350%	9/15/49	1,820	1,312
CSX Corp.	3.800%	4/15/50	974	759
CSX Corp.	3.950%	5/1/50	515	414
CSX Corp.	2.500%	5/15/51	1,003	613
CSX Corp.	4.500%	11/15/52	1,352	1,196
CSX Corp.	4.500%	8/1/54	495	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.250%	11/1/66	1,365	1,099
	CSX Corp.	4.650%	3/1/68	1,029	893
	Cummins Inc.	4.875%	10/1/43	628	603
	Cummins Inc.	2.600%	9/1/50	1,185	748
	Cummins Inc.	5.450%	2/20/54	2,310	2,361
	Deere & Co.	3.900%	6/9/42	2,947	2,542
	Deere & Co.	2.875%	9/7/49	1,434	1,012
	Deere & Co.	3.750%	4/15/50	1,436	1,186
	Dover Corp.	5.375%	10/15/35	617	633
	Dover Corp.	5.375%	3/1/41	523	521
	Eaton Corp.	4.150%	11/2/42	2,163	1,898
	Eaton Corp.	3.915%	9/15/47	783	643
	Eaton Corp.	4.700%	8/23/52	1,282	1,198
	Emerson Electric Co.	2.800%	12/21/51	2,987	1,952
	FedEx Corp.	3.900%	2/1/35	1,070	953
	FedEx Corp.	3.250%	5/15/41	1,595	1,194
	FedEx Corp.	3.875%	8/1/42	1,100	882
	FedEx Corp.	4.100%	4/15/43	975	801
	FedEx Corp.	5.100%	1/15/44	1,733	1,626
	FedEx Corp.	4.100%	2/1/45	1,031	836
	FedEx Corp.	4.750%	11/15/45	1,508	1,336
	FedEx Corp.	4.550%	4/1/46	2,257	1,945
	FedEx Corp.	4.400%	1/15/47	1,389	1,161
	FedEx Corp.	4.050%	2/15/48	1,757	1,399
	FedEx Corp.	4.950%	10/17/48	1,479	1,346
	FedEx Corp.	5.250%	5/15/50	2,465	2,362
	Fortive Corp.	4.300%	6/15/46	1,281	1,072
	General Dynamics Corp.	4.250%	4/1/40	1,734	1,569
	General Dynamics Corp.	3.600%	11/15/42	1,195	971
	General Dynamics Corp.	4.250%	4/1/50	1,422	1,241
[1]	General Electric Co.	5.875%	1/14/38	2,621	2,787
	General Electric Co.	4.350%	5/1/50	1,485	1,299
	Honeywell International Inc.	5.000%	3/1/35	1,050	1,053
	Honeywell International Inc.	5.700%	3/15/36	1,060	1,128
	Honeywell International Inc.	5.700%	3/15/37	1,360	1,440
	Honeywell International Inc.	5.375%	3/1/41	945	976
	Honeywell International Inc.	3.812%	11/21/47	1,030	833
	Honeywell International Inc.	5.250%	3/1/54	3,500	3,526
	Honeywell International Inc.	5.350%	3/1/64	1,100	1,115
	Illinois Tool Works Inc.	4.875%	9/15/41	1,323	1,293
	Illinois Tool Works Inc.	3.900%	9/1/42	1,908	1,646
	Jacobs Engineering Group Inc.	5.900%	3/1/33	329	333
[1]	Johnson Controls International plc	6.000%	1/15/36	1,159	1,225
[1]	Johnson Controls International plc	4.625%	7/2/44	1,046	922
[1]	Johnson Controls International plc	5.125%	9/14/45	409	383
	Johnson Controls International plc	4.500%	2/15/47	839	723
[1]	Johnson Controls International plc	4.950%	7/2/64	935	839
	L3Harris Technologies Inc.	5.350%	6/1/34	1,355	1,354
	L3Harris Technologies Inc.	5.054%	4/27/45	425	400
	L3Harris Technologies Inc.	5.600%	7/31/53	1,920	1,951
	Lockheed Martin Corp.	4.800%	8/15/34	115	114
	Lockheed Martin Corp.	3.600%	3/1/35	1,328	1,177
	Lockheed Martin Corp.	4.500%	5/15/36	1,910	1,815
[1]	Lockheed Martin Corp.	6.150%	9/1/36	260	284
	Lockheed Martin Corp.	5.720%	6/1/40	1,524	1,606
	Lockheed Martin Corp.	4.070%	12/15/42	2,249	1,947
	Lockheed Martin Corp.	3.800%	3/1/45	2,425	1,987
	Lockheed Martin Corp.	4.700%	5/15/46	2,132	1,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.090%	9/15/52	3,113	2,611
	Lockheed Martin Corp.	4.150%	6/15/53	1,872	1,578
	Lockheed Martin Corp.	5.700%	11/15/54	1,487	1,584
	Lockheed Martin Corp.	5.200%	2/15/55	970	967
	Lockheed Martin Corp.	4.300%	6/15/62	1,126	953
	Lockheed Martin Corp.	5.900%	11/15/63	1,635	1,790
	Lockheed Martin Corp.	5.200%	2/15/64	1,495	1,479
[1]	Nature Conservancy	3.957%	3/1/52	695	590
	Norfolk Southern Corp.	4.837%	10/1/41	1,456	1,369
	Norfolk Southern Corp.	3.950%	10/1/42	793	655
	Norfolk Southern Corp.	4.450%	6/15/45	1,307	1,138
	Norfolk Southern Corp.	4.650%	1/15/46	916	818
	Norfolk Southern Corp.	3.942%	11/1/47	1,358	1,082
	Norfolk Southern Corp.	4.150%	2/28/48	963	798
	Norfolk Southern Corp.	4.100%	5/15/49	975	795
	Norfolk Southern Corp.	3.400%	11/1/49	1,485	1,088
	Norfolk Southern Corp.	3.050%	5/15/50	2,659	1,799
	Norfolk Southern Corp.	4.050%	8/15/52	1,296	1,040
	Norfolk Southern Corp.	3.700%	3/15/53	1,265	950
	Norfolk Southern Corp.	4.550%	6/1/53	2,069	1,805
	Norfolk Southern Corp.	5.350%	8/1/54	2,130	2,113
	Norfolk Southern Corp.	3.155%	5/15/55	770	509
	Norfolk Southern Corp.	5.950%	3/15/64	740	789
	Norfolk Southern Corp.	4.100%	5/15/21	1,150	842
	Northrop Grumman Corp.	4.900%	6/1/34	1,725	1,695
	Northrop Grumman Corp.	5.150%	5/1/40	1,187	1,164
	Northrop Grumman Corp.	5.050%	11/15/40	1,002	970
	Northrop Grumman Corp.	4.750%	6/1/43	1,542	1,421
	Northrop Grumman Corp.	3.850%	4/15/45	1,007	814
	Northrop Grumman Corp.	4.030%	10/15/47	3,872	3,164
	Northrop Grumman Corp.	5.250%	5/1/50	1,985	1,942
	Northrop Grumman Corp.	4.950%	3/15/53	2,297	2,154
	Northrop Grumman Corp.	5.200%	6/1/54	1,050	1,022
	Otis Worldwide Corp.	3.112%	2/15/40	1,891	1,454
	Otis Worldwide Corp.	3.362%	2/15/50	534	387
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,779	1,646
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	75	81
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	680	601
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	869
	Parker-Hannifin Corp.	4.000%	6/14/49	2,404	1,965
	Precision Castparts Corp.	3.900%	1/15/43	1,060	901
	Precision Castparts Corp.	4.375%	6/15/45	653	579
	Republic Services Inc.	5.000%	4/1/34	1,090	1,081
	Republic Services Inc.	6.200%	3/1/40	847	921
	Republic Services Inc.	5.700%	5/15/41	955	988
	Republic Services Inc.	3.050%	3/1/50	725	502
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,063
	Rockwell Automation Inc.	2.800%	8/15/61	934	561
	RTX Corp.	6.125%	7/15/38	1,468	1,564
	RTX Corp.	4.450%	11/16/38	2,037	1,835
	RTX Corp.	4.875%	10/15/40	1,075	1,004
	RTX Corp.	4.700%	12/15/41	1,107	999
	RTX Corp.	4.500%	6/1/42	7,604	6,788
	RTX Corp.	4.800%	12/15/43	1,120	1,020
	RTX Corp.	4.150%	5/15/45	2,967	2,461
	RTX Corp.	3.750%	11/1/46	2,198	1,703
	RTX Corp.	4.350%	4/15/47	2,436	2,073
	RTX Corp.	4.050%	5/4/47	920	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.625%	11/16/48	3,596	3,193
	RTX Corp.	3.125%	7/1/50	1,851	1,264
	RTX Corp.	2.820%	9/1/51	1,245	791
	RTX Corp.	3.030%	3/15/52	560	371
	RTX Corp.	5.375%	2/27/53	2,555	2,513
	RTX Corp.	6.400%	3/15/54	3,014	3,412
	Trane Technologies Financing Ltd.	4.650%	11/1/44	340	309
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,309	1,361
	Tyco Electronics Group SA	7.125%	10/1/37	675	783
	Union Pacific Corp.	3.375%	2/1/35	797	689
	Union Pacific Corp.	2.891%	4/6/36	1,707	1,390
	Union Pacific Corp.	3.600%	9/15/37	803	693
[1]	Union Pacific Corp.	3.550%	8/15/39	471	393
	Union Pacific Corp.	3.200%	5/20/41	2,251	1,754
	Union Pacific Corp.	4.050%	3/1/46	1,075	892
	Union Pacific Corp.	3.350%	8/15/46	1,360	995
	Union Pacific Corp.	4.000%	4/15/47	1,195	984
	Union Pacific Corp.	3.250%	2/5/50	3,280	2,390
	Union Pacific Corp.	2.950%	3/10/52	1,158	779
	Union Pacific Corp.	4.950%	9/9/52	781	755
	Union Pacific Corp.	3.500%	2/14/53	2,335	1,748
	Union Pacific Corp.	3.875%	2/1/55	1,860	1,463
	Union Pacific Corp.	3.950%	8/15/59	887	688
	Union Pacific Corp.	3.839%	3/20/60	3,478	2,667
	Union Pacific Corp.	3.550%	5/20/61	1,607	1,152
	Union Pacific Corp.	2.973%	9/16/62	3,876	2,424
	Union Pacific Corp.	5.150%	1/20/63	902	875
	Union Pacific Corp.	3.750%	2/5/70	1,007	738
	Union Pacific Corp.	3.799%	4/6/71	2,641	1,960
	Union Pacific Corp.	3.850%	2/14/72	1,455	1,086
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,500	2,542
	United Parcel Service Inc.	6.200%	1/15/38	2,601	2,878
	United Parcel Service Inc.	5.200%	4/1/40	1,578	1,588
	United Parcel Service Inc.	4.875%	11/15/40	953	921
	United Parcel Service Inc.	3.625%	10/1/42	761	623
	United Parcel Service Inc.	3.400%	11/15/46	654	505
	United Parcel Service Inc.	3.750%	11/15/47	3,010	2,408
	United Parcel Service Inc.	4.250%	3/15/49	1,477	1,279
	United Parcel Service Inc.	3.400%	9/1/49	1,641	1,232
	United Parcel Service Inc.	5.300%	4/1/50	1,180	1,197
	United Parcel Service Inc.	5.050%	3/3/53	2,646	2,590
	Valmont Industries Inc.	5.000%	10/1/44	889	782
	Valmont Industries Inc.	5.250%	10/1/54	749	662
	Waste Connections Inc.	3.050%	4/1/50	550	377
	Waste Connections Inc.	2.950%	1/15/52	2,496	1,673
	Waste Management Inc.	2.950%	6/1/41	1,870	1,399
	Waste Management Inc.	4.150%	7/15/49	1,335	1,146
	Waste Management Inc.	2.500%	11/15/50	947	590
	WW Grainger Inc.	4.600%	6/15/45	1,660	1,546
	WW Grainger Inc.	3.750%	5/15/46	1,299	1,063
	WW Grainger Inc.	4.200%	5/15/47	966	841
	Xylem Inc.	4.375%	11/1/46	925	794
					344,909
Materials (1.6%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,139	831
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,520	1,022
	Albemarle Corp.	5.450%	12/1/44	1,050	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albemarle Corp.	5.650%	6/1/52	1,110	1,018
	ArcelorMittal SA	7.000%	10/15/39	1,345	1,463
	ArcelorMittal SA	6.750%	3/1/41	855	890
	Barrick Gold Corp.	6.450%	10/15/35	591	642
	Barrick North America Finance LLC	5.700%	5/30/41	1,575	1,616
	Barrick North America Finance LLC	5.750%	5/1/43	2,066	2,134
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,701	1,764
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,513	5,298
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	1,590	1,641
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	784	664
	CF Industries Inc.	4.950%	6/1/43	1,530	1,369
	CF Industries Inc.	5.375%	3/15/44	1,208	1,134
	Dow Chemical Co.	4.250%	10/1/34	1,043	961
	Dow Chemical Co.	9.400%	5/15/39	452	609
	Dow Chemical Co.	5.250%	11/15/41	2,233	2,127
	Dow Chemical Co.	4.375%	11/15/42	1,316	1,123
	Dow Chemical Co.	4.625%	10/1/44	923	813
	Dow Chemical Co.	5.550%	11/30/48	1,870	1,825
	Dow Chemical Co.	4.800%	5/15/49	1,235	1,084
	Dow Chemical Co.	3.600%	11/15/50	2,840	2,068
	Dow Chemical Co.	6.900%	5/15/53	1,460	1,686
	Dow Chemical Co.	5.600%	2/15/54	50	50
	DuPont de Nemours Inc.	5.319%	11/15/38	2,541	2,534
	DuPont de Nemours Inc.	5.419%	11/15/48	4,218	4,209
	Eastman Chemical Co.	4.800%	9/1/42	2,206	1,936
	Eastman Chemical Co.	4.650%	10/15/44	717	611
	Ecolab Inc.	2.125%	8/15/50	835	488
	Ecolab Inc.	2.700%	12/15/51	1,859	1,202
	Ecolab Inc.	2.750%	8/18/55	1,289	821
	FMC Corp.	4.500%	10/1/49	342	264
	FMC Corp.	6.375%	5/18/53	1,370	1,365
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,450	1,434
	Freeport-McMoRan Inc.	5.450%	3/15/43	3,364	3,216
	International Flavors & Fragrances Inc.	4.375%	6/1/47	240	186
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,473	1,260
	International Paper Co.	5.000%	9/15/35	690	672
	International Paper Co.	6.000%	11/15/41	1,197	1,235
	International Paper Co.	4.800%	6/15/44	1,492	1,347
	International Paper Co.	4.400%	8/15/47	1,420	1,191
	International Paper Co.	4.350%	8/15/48	1,315	1,110
	Linde Inc.	3.550%	11/7/42	1,278	1,041
	Linde Inc.	2.000%	8/10/50	402	228
	Lubrizol Corp.	6.500%	10/1/34	980	1,109
	LYB International Finance BV	5.250%	7/15/43	1,425	1,333
	LYB International Finance BV	4.875%	3/15/44	2,996	2,658
	LYB International Finance III LLC	3.375%	10/1/40	1,798	1,345
	LYB International Finance III LLC	4.200%	10/15/49	1,527	1,190
	LYB International Finance III LLC	4.200%	5/1/50	1,925	1,501
	LYB International Finance III LLC	3.625%	4/1/51	1,420	1,003
	LYB International Finance III LLC	3.800%	10/1/60	990	688
	LyondellBasell Industries NV	4.625%	2/26/55	1,865	1,553
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,480	1,738
	Mosaic Co.	4.875%	11/15/41	1,167	1,046
	Mosaic Co.	5.625%	11/15/43	638	624
[1]	Newmont Corp.	5.875%	4/1/35	1,312	1,370
	Newmont Corp.	6.250%	10/1/39	1,460	1,561
	Newmont Corp.	4.875%	3/15/42	2,211	2,057
	Newmont Corp.	5.450%	6/9/44	970	955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Newmont Corp.	4.200%	5/13/50	900	742
	Nucor Corp.	6.400%	12/1/37	1,180	1,302
	Nucor Corp.	2.979%	12/15/55	1,075	695
	Nutrien Ltd.	4.125%	3/15/35	1,588	1,442
	Nutrien Ltd.	5.875%	12/1/36	1,479	1,538
	Nutrien Ltd.	5.625%	12/1/40	1,075	1,064
	Nutrien Ltd.	4.900%	6/1/43	575	522
	Nutrien Ltd.	5.250%	1/15/45	920	867
	Nutrien Ltd.	5.000%	4/1/49	2,111	1,925
	Nutrien Ltd.	3.950%	5/13/50	50	39
	Nutrien Ltd.	5.800%	3/27/53	1,991	2,032
	Packaging Corp. of America	4.050%	12/15/49	830	664
	Packaging Corp. of America	3.050%	10/1/51	1,333	907
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,293	1,353
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,134	2,127
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,200	2,063
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,580	1,497
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,341	1,166
	Rio Tinto Finance USA plc	5.125%	3/9/53	2,010	1,952
	RPM International Inc.	5.250%	6/1/45	400	380
	RPM International Inc.	4.250%	1/15/48	765	633
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	1,045
	Sherwin-Williams Co.	4.500%	6/1/47	2,198	1,925
	Sherwin-Williams Co.	3.800%	8/15/49	881	694
	Sherwin-Williams Co.	3.300%	5/15/50	856	604
[3,4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	1,840	1,843
[3,4]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,840	1,868
	Southern Copper Corp.	7.500%	7/27/35	2,035	2,356
	Southern Copper Corp.	6.750%	4/16/40	2,120	2,345
	Southern Copper Corp.	5.250%	11/8/42	2,373	2,246
	Southern Copper Corp.	5.875%	4/23/45	3,000	3,014
	Steel Dynamics Inc.	3.250%	10/15/50	790	525
	Teck Resources Ltd.	6.125%	10/1/35	656	677
	Teck Resources Ltd.	6.000%	8/15/40	1,325	1,330
	Teck Resources Ltd.	5.200%	3/1/42	1,265	1,154
	Teck Resources Ltd.	5.400%	2/1/43	811	754
	Vale Overseas Ltd.	6.875%	11/21/36	2,450	2,612
	Vale Overseas Ltd.	6.875%	11/10/39	2,350	2,511
	Vale SA	5.625%	9/11/42	830	811
	Vulcan Materials Co.	4.500%	6/15/47	1,090	947
	Vulcan Materials Co.	4.700%	3/1/48	700	629
	Westlake Corp.	2.875%	8/15/41	665	460
	Westlake Corp.	5.000%	8/15/46	1,566	1,400
	Westlake Corp.	4.375%	11/15/47	1,425	1,182
	Westlake Corp.	3.125%	8/15/51	1,084	701
	Westlake Corp.	3.375%	8/15/61	957	608
					142,036
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,323	1,251
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	460	405
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,670	1,284
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,130	717
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,795	1,968
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,610	1,581
	American Homes 4 Rent LP	3.375%	7/15/51	950	633
	American Homes 4 Rent LP	4.300%	4/15/52	677	532
	American Tower Corp.	3.700%	10/15/49	1,235	918
	American Tower Corp.	3.100%	6/15/50	1,949	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.950%	1/15/51	2,651	1,712
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	740	589
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	525	432
	Camden Property Trust	3.350%	11/1/49	435	311
	CBRE Services Inc.	5.950%	8/15/34	450	462
	Crown Castle Inc.	2.900%	4/1/41	3,082	2,182
	Crown Castle Inc.	4.750%	5/15/47	428	366
	Crown Castle Inc.	5.200%	2/15/49	1,054	975
	Crown Castle Inc.	4.000%	11/15/49	802	622
	Crown Castle Inc.	4.150%	7/1/50	860	687
	Crown Castle Inc.	3.250%	1/15/51	1,544	1,057
	Equinix Inc.	3.000%	7/15/50	821	537
	Equinix Inc.	2.950%	9/15/51	968	621
	Equinix Inc.	3.400%	2/15/52	780	546
	ERP Operating LP	4.500%	7/1/44	1,657	1,436
	ERP Operating LP	4.000%	8/1/47	732	572
	Essex Portfolio LP	4.500%	3/15/48	596	502
	Essex Portfolio LP	2.650%	9/1/50	624	366
	Federal Realty OP LP	4.500%	12/1/44	640	524
	Healthpeak OP LLC	6.750%	2/1/41	880	973
	Kimco Realty OP LLC	6.400%	3/1/34	500	535
	Kimco Realty OP LLC	4.250%	4/1/45	700	558
	Kimco Realty OP LLC	4.125%	12/1/46	750	578
	Kimco Realty OP LLC	4.450%	9/1/47	516	418
	Kimco Realty OP LLC	3.700%	10/1/49	645	468
	Mid-America Apartments LP	2.875%	9/15/51	720	462
	NNN REIT Inc.	3.500%	4/15/51	1,290	932
	NNN REIT Inc.	3.000%	4/15/52	1,236	796
	Prologis LP	4.375%	9/15/48	828	717
	Prologis LP	3.050%	3/1/50	840	575
	Prologis LP	3.000%	4/15/50	1,455	1,002
	Prologis LP	2.125%	10/15/50	990	551
	Prologis LP	5.250%	6/15/53	1,952	1,918
	Prologis LP	5.250%	3/15/54	1,090	1,070
	Public Storage Operating Co.	5.350%	8/1/53	1,115	1,119
	Realty Income Corp.	4.650%	3/15/47	1,840	1,630
	Regency Centers LP	4.400%	2/1/47	820	673
	Regency Centers LP	4.650%	3/15/49	614	528
	Safehold GL Holdings LLC	6.100%	4/1/34	550	546
	Simon Property Group LP	6.750%	2/1/40	1,277	1,424
	Simon Property Group LP	4.750%	3/15/42	1,085	985
	Simon Property Group LP	4.250%	10/1/44	356	295
	Simon Property Group LP	4.250%	11/30/46	1,455	1,198
	Simon Property Group LP	3.250%	9/13/49	2,480	1,733
	Simon Property Group LP	3.800%	7/15/50	1,570	1,200
	Simon Property Group LP	5.850%	3/8/53	159	164
	Simon Property Group LP	6.650%	1/15/54	785	898
	UDR Inc.	3.100%	11/1/34	775	631
	Ventas Realty LP	5.700%	9/30/43	693	663
	Ventas Realty LP	4.875%	4/15/49	980	838
	VICI Properties LP	5.625%	5/15/52	1,900	1,760
	VICI Properties LP	6.125%	4/1/54	700	688
	Welltower OP LLC	6.500%	3/15/41	925	1,009
	Welltower OP LLC	4.950%	9/1/48	975	901
	Weyerhaeuser Co.	4.000%	3/9/52	1,165	925
					56,446
Technology (4.2%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	900	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Analog Devices Inc.	2.800%	10/1/41	2,440	1,770
	Analog Devices Inc.	2.950%	10/1/51	2,515	1,706
	Apple Inc.	4.500%	2/23/36	2,445	2,426
	Apple Inc.	2.375%	2/8/41	1,339	953
	Apple Inc.	3.850%	5/4/43	5,418	4,698
	Apple Inc.	4.450%	5/6/44	2,140	2,033
	Apple Inc.	3.450%	2/9/45	5,013	4,038
	Apple Inc.	4.375%	5/13/45	3,764	3,472
	Apple Inc.	4.650%	2/23/46	7,256	6,970
	Apple Inc.	3.850%	8/4/46	4,693	3,971
	Apple Inc.	3.750%	9/12/47	2,194	1,806
	Apple Inc.	3.750%	11/13/47	2,941	2,424
	Apple Inc.	2.950%	9/11/49	3,551	2,514
	Apple Inc.	2.650%	5/11/50	1,687	1,119
	Apple Inc.	2.400%	8/20/50	2,490	1,566
	Apple Inc.	2.650%	2/8/51	6,340	4,173
	Apple Inc.	2.700%	8/5/51	3,306	2,188
	Apple Inc.	3.950%	8/8/52	3,200	2,693
	Apple Inc.	4.850%	5/10/53	2,708	2,691
	Apple Inc.	2.550%	8/20/60	4,658	2,912
	Apple Inc.	2.800%	2/8/61	4,382	2,796
	Apple Inc.	2.850%	8/5/61	2,149	1,384
	Apple Inc.	4.100%	8/8/62	665	564
	Applied Materials Inc.	5.100%	10/1/35	1,480	1,511
	Applied Materials Inc.	5.850%	6/15/41	1,440	1,564
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,103
	Applied Materials Inc.	2.750%	6/1/50	410	281
[3]	Broadcom Inc.	3.469%	4/15/34	5,093	4,366
[3]	Broadcom Inc.	3.137%	11/15/35	5,879	4,751
[3]	Broadcom Inc.	3.187%	11/15/36	5,615	4,463
[3]	Broadcom Inc.	4.926%	5/15/37	5,307	5,032
[3]	Broadcom Inc.	3.500%	2/15/41	6,215	4,825
[3]	Broadcom Inc.	3.750%	2/15/51	2,190	1,658
	Cisco Systems Inc.	5.900%	2/15/39	3,952	4,298
	Cisco Systems Inc.	5.500%	1/15/40	3,323	3,503
	Cisco Systems Inc.	5.300%	2/26/54	3,935	4,039
	Cisco Systems Inc.	5.350%	2/26/64	2,020	2,069
	Corning Inc.	4.700%	3/15/37	675	627
	Corning Inc.	5.750%	8/15/40	963	970
	Corning Inc.	4.750%	3/15/42	600	540
	Corning Inc.	5.350%	11/15/48	1,341	1,299
	Corning Inc.	3.900%	11/15/49	490	386
	Corning Inc.	4.375%	11/15/57	1,495	1,236
	Corning Inc.	5.850%	11/15/68	676	671
	Corning Inc.	5.450%	11/15/79	1,739	1,647
	Dell International LLC	8.100%	7/15/36	2,156	2,607
	Dell International LLC	3.375%	12/15/41	2,047	1,524
	Dell International LLC	8.350%	7/15/46	1,201	1,553
	Dell International LLC	3.450%	12/15/51	2,800	1,966
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,605	1,170
	Fidelity National Information Services Inc.	4.500%	8/15/46	456	379
	Fiserv Inc.	4.400%	7/1/49	3,775	3,203
	Global Payments Inc.	4.150%	8/15/49	1,848	1,432
	Global Payments Inc.	5.950%	8/15/52	1,054	1,051
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,396	3,629
	HP Inc.	6.000%	9/15/41	2,180	2,263
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	2,400	2,352
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	2,900	2,831
	Intel Corp.	4.600%	3/25/40	1,050	986
	Intel Corp.	2.800%	8/12/41	2,445	1,769
	Intel Corp.	4.250%	12/15/42	1,140	997
	Intel Corp.	5.625%	2/10/43	1,963	2,030
	Intel Corp.	4.900%	7/29/45	2,155	2,077
	Intel Corp.	4.100%	5/19/46	3,090	2,607
	Intel Corp.	4.100%	5/11/47	1,410	1,180
	Intel Corp.	3.734%	12/8/47	4,086	3,169
	Intel Corp.	3.250%	11/15/49	4,810	3,391
	Intel Corp.	4.750%	3/25/50	2,900	2,619
	Intel Corp.	3.050%	8/12/51	2,469	1,664
	Intel Corp.	4.900%	8/5/52	3,515	3,279
	Intel Corp.	5.700%	2/10/53	4,076	4,217
	Intel Corp.	5.600%	2/21/54	1,280	1,304
	Intel Corp.	3.100%	2/15/60	3,055	1,974
	Intel Corp.	3.200%	8/12/61	1,545	1,009
	Intel Corp.	5.050%	8/5/62	1,944	1,828
	Intel Corp.	5.900%	2/10/63	2,335	2,472
	International Business Machines Corp.	4.150%	5/15/39	4,183	3,695
	International Business Machines Corp.	5.600%	11/30/39	1,300	1,349
	International Business Machines Corp.	2.850%	5/15/40	1,075	790
	International Business Machines Corp.	4.000%	6/20/42	2,115	1,784
	International Business Machines Corp.	4.700%	2/19/46	600	552
	International Business Machines Corp.	4.250%	5/15/49	6,248	5,298
	International Business Machines Corp.	2.950%	5/15/50	1,635	1,088
	International Business Machines Corp.	3.430%	2/9/52	1,330	959
	International Business Machines Corp.	5.100%	2/6/53	1,485	1,435
	International Business Machines Corp.	7.125%	12/1/96	600	770
	Intuit Inc.	5.500%	9/15/53	2,460	2,554
	Juniper Networks Inc.	5.950%	3/15/41	795	803
	KLA Corp.	5.000%	3/15/49	685	665
	KLA Corp.	3.300%	3/1/50	1,534	1,123
	KLA Corp.	4.950%	7/15/52	2,485	2,396
	KLA Corp.	5.250%	7/15/62	1,590	1,573
	Kyndryl Holdings Inc.	4.100%	10/15/41	990	759
	Lam Research Corp.	4.875%	3/15/49	1,749	1,659
	Lam Research Corp.	2.875%	6/15/50	1,629	1,112
	Lam Research Corp.	3.125%	6/15/60	840	559
	Micron Technology Inc.	3.366%	11/1/41	905	672
	Micron Technology Inc.	3.477%	11/1/51	1,095	779
	Microsoft Corp.	3.500%	2/12/35	2,948	2,714
	Microsoft Corp.	4.200%	11/3/35	1,095	1,071
	Microsoft Corp.	3.450%	8/8/36	4,177	3,740
	Microsoft Corp.	4.100%	2/6/37	1,737	1,664
	Microsoft Corp.	4.500%	10/1/40	2,710	2,674
	Microsoft Corp.	5.300%	2/8/41	828	903
	Microsoft Corp.	3.700%	8/8/46	5,221	4,443
	Microsoft Corp.	4.250%	2/6/47	635	596
	Microsoft Corp.	2.525%	6/1/50	9,459	6,226
[3]	Microsoft Corp.	2.500%	9/15/50	4,522	2,919
	Microsoft Corp.	2.921%	3/17/52	11,321	8,001
	Microsoft Corp.	3.950%	8/8/56	602	510
	Microsoft Corp.	4.500%	2/6/57	1,485	1,418
	Microsoft Corp.	2.675%	6/1/60	8,917	5,741
	Microsoft Corp.	3.041%	3/17/62	3,603	2,512
	Moody's Corp.	2.750%	8/19/41	1,211	861
	Moody's Corp.	5.250%	7/15/44	1,820	1,790

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Moody's Corp.	3.250%	5/20/50	571	408
Moody's Corp.	3.750%	2/25/52	1,110	869
Moody's Corp.	3.100%	11/29/61	960	626
Motorola Solutions Inc.	5.400%	4/15/34	200	200
Motorola Solutions Inc.	5.500%	9/1/44	600	591
Nokia OYJ	6.625%	5/15/39	1,320	1,287
NVIDIA Corp.	3.500%	4/1/40	1,937	1,642
NVIDIA Corp.	3.500%	4/1/50	4,352	3,464
NVIDIA Corp.	3.700%	4/1/60	836	666
NXP BV	3.250%	5/11/41	1,803	1,337
NXP BV	3.125%	2/15/42	990	711
NXP BV	3.250%	11/30/51	1,125	765
Oracle Corp.	4.300%	7/8/34	3,856	3,557
Oracle Corp.	3.900%	5/15/35	2,065	1,813
Oracle Corp.	3.850%	7/15/36	1,765	1,509
Oracle Corp.	3.800%	11/15/37	4,015	3,366
Oracle Corp.	6.500%	4/15/38	2,316	2,517
Oracle Corp.	6.125%	7/8/39	1,534	1,606
Oracle Corp.	3.600%	4/1/40	5,290	4,170
Oracle Corp.	5.375%	7/15/40	5,599	5,433
Oracle Corp.	3.650%	3/25/41	3,894	3,056
Oracle Corp.	4.125%	5/15/45	5,055	4,081
Oracle Corp.	4.000%	7/15/46	6,335	4,989
Oracle Corp.	4.000%	11/15/47	3,514	2,743
Oracle Corp.	3.600%	4/1/50	8,935	6,447
Oracle Corp.	3.950%	3/25/51	6,500	4,948
Oracle Corp.	6.900%	11/9/52	4,470	5,142
Oracle Corp.	5.550%	2/6/53	4,115	4,018
Oracle Corp.	4.375%	5/15/55	2,465	1,983
Oracle Corp.	3.850%	4/1/60	5,115	3,640
Oracle Corp.	4.100%	3/25/61	2,200	1,646
PayPal Holdings Inc.	3.250%	6/1/50	1,311	927
PayPal Holdings Inc.	5.050%	6/1/52	2,125	2,019
PayPal Holdings Inc.	5.250%	6/1/62	1,000	956
QUALCOMM Inc.	4.650%	5/20/35	2,333	2,314
QUALCOMM Inc.	4.800%	5/20/45	2,789	2,671
QUALCOMM Inc.	4.300%	5/20/47	3,164	2,792
QUALCOMM Inc.	4.500%	5/20/52	2,575	2,310
QUALCOMM Inc.	6.000%	5/20/53	2,045	2,289
S&P Global Inc.	3.250%	12/1/49	1,316	954
S&P Global Inc.	3.700%	3/1/52	1,925	1,524
S&P Global Inc.	2.300%	8/15/60	650	356
S&P Global Inc.	3.900%	3/1/62	985	770
Salesforce Inc.	2.700%	7/15/41	1,290	933
Salesforce Inc.	2.900%	7/15/51	4,356	2,937
Salesforce Inc.	3.050%	7/15/61	2,502	1,629
Texas Instruments Inc.	3.875%	3/15/39	664	594
Texas Instruments Inc.	4.150%	5/15/48	2,673	2,306
Texas Instruments Inc.	2.700%	9/15/51	882	573
Texas Instruments Inc.	5.000%	3/14/53	1,150	1,128
Texas Instruments Inc.	5.150%	2/8/54	1,400	1,403
Texas Instruments Inc.	5.050%	5/18/63	2,873	2,794
TSMC Arizona Corp.	3.125%	10/25/41	1,995	1,597
TSMC Arizona Corp.	3.250%	10/25/51	1,865	1,428
TSMC Arizona Corp.	4.500%	4/22/52	2,020	1,945
Verisk Analytics Inc.	5.500%	6/15/45	678	662
Verisk Analytics Inc.	3.625%	5/15/50	1,060	783
				377,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (6.0%)
[1]	AEP Texas Inc.	4.150%	5/1/49	690	544
[1]	AEP Texas Inc.	3.450%	1/15/50	1,095	767
	AEP Texas Inc.	3.450%	5/15/51	848	582
	AEP Texas Inc.	5.250%	5/15/52	975	913
	AEP Transmission Co. LLC	4.000%	12/1/46	943	774
	AEP Transmission Co. LLC	3.750%	12/1/47	1,626	1,257
	AEP Transmission Co. LLC	3.800%	6/15/49	840	653
	AEP Transmission Co. LLC	3.150%	9/15/49	390	268
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,490	1,128
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	895	562
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	995	868
	AEP Transmission Co. LLC	5.400%	3/15/53	924	919
	Alabama Power Co.	6.125%	5/15/38	715	762
	Alabama Power Co.	6.000%	3/1/39	907	955
	Alabama Power Co.	3.850%	12/1/42	490	401
	Alabama Power Co.	4.150%	8/15/44	662	557
	Alabama Power Co.	3.750%	3/1/45	1,193	945
	Alabama Power Co.	4.300%	1/2/46	1,476	1,267
[1]	Alabama Power Co.	3.700%	12/1/47	1,544	1,199
[1]	Alabama Power Co.	4.300%	7/15/48	937	796
	Alabama Power Co.	3.450%	10/1/49	1,289	956
	Alabama Power Co.	3.125%	7/15/51	1,067	738
	Alabama Power Co.	3.000%	3/15/52	870	589
	Ameren Illinois Co.	4.150%	3/15/46	1,272	1,068
	Ameren Illinois Co.	3.700%	12/1/47	605	473
	Ameren Illinois Co.	4.500%	3/15/49	1,197	1,056
	Ameren Illinois Co.	3.250%	3/15/50	251	178
	Ameren Illinois Co.	2.900%	6/15/51	644	421
	Ameren Illinois Co.	5.900%	12/1/52	689	737
	American Electric Power Co. Inc.	3.250%	3/1/50	960	664
	American Water Capital Corp.	6.593%	10/15/37	354	400
	American Water Capital Corp.	4.300%	12/1/42	995	883
	American Water Capital Corp.	4.300%	9/1/45	725	631
	American Water Capital Corp.	3.750%	9/1/47	1,321	1,045
	American Water Capital Corp.	4.200%	9/1/48	873	742
	American Water Capital Corp.	4.150%	6/1/49	545	457
	American Water Capital Corp.	3.450%	5/1/50	1,734	1,278
	American Water Capital Corp.	3.250%	6/1/51	1,410	1,009
	American Water Capital Corp.	5.450%	3/1/54	1,300	1,311
	Appalachian Power Co.	7.000%	4/1/38	1,168	1,310
	Appalachian Power Co.	4.400%	5/15/44	370	304
	Appalachian Power Co.	4.450%	6/1/45	1,113	917
[1]	Appalachian Power Co.	4.500%	3/1/49	1,071	865
[1]	Appalachian Power Co.	3.700%	5/1/50	1,390	987
	Arizona Public Service Co.	5.050%	9/1/41	577	536
	Arizona Public Service Co.	4.500%	4/1/42	875	752
	Arizona Public Service Co.	4.350%	11/15/45	1,005	835
	Arizona Public Service Co.	3.750%	5/15/46	1,210	909
	Arizona Public Service Co.	4.200%	8/15/48	850	675
	Arizona Public Service Co.	4.250%	3/1/49	632	507
	Arizona Public Service Co.	3.500%	12/1/49	594	417
	Atmos Energy Corp.	5.500%	6/15/41	950	975
	Atmos Energy Corp.	4.150%	1/15/43	414	359
	Atmos Energy Corp.	4.125%	10/15/44	1,937	1,675
	Atmos Energy Corp.	4.300%	10/1/48	320	278
	Atmos Energy Corp.	4.125%	3/15/49	1,210	1,009
	Atmos Energy Corp.	3.375%	9/15/49	2,225	1,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.850%	2/15/52	703	454
	Atmos Energy Corp.	5.750%	10/15/52	590	625
	Avista Corp.	4.350%	6/1/48	849	701
	Avista Corp.	4.000%	4/1/52	882	677
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	816
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,118	834
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,222	950
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,325	1,110
	Baltimore Gas & Electric Co.	3.200%	9/15/49	573	395
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	190
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,255	1,250
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,729	2,902
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,382	1,442
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,158	1,130
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,041	934
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,409	1,079
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,444	2,066
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,796	1,458
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,839	2,469
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,086	1,805
	Black Hills Corp.	4.200%	9/15/46	1,045	822
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	870	686
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,444	1,288
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,132	922
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,336	1,135
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,683	1,220
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	875	663
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,002	932
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	699	696
	CenterPoint Energy Inc.	3.700%	9/1/49	715	528
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	631
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	505
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	737
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	752
	CMS Energy Corp.	4.875%	3/1/44	1,050	979
	Commonwealth Edison Co.	5.900%	3/15/36	1,972	2,092
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,130
	Commonwealth Edison Co.	4.600%	8/15/43	1,015	909
	Commonwealth Edison Co.	4.700%	1/15/44	975	887
	Commonwealth Edison Co.	3.700%	3/1/45	580	457
	Commonwealth Edison Co.	3.650%	6/15/46	1,650	1,271
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,344	1,042
	Commonwealth Edison Co.	4.000%	3/1/48	1,791	1,452
	Commonwealth Edison Co.	4.000%	3/1/49	1,345	1,070
[1]	Commonwealth Edison Co.	3.200%	11/15/49	812	564
	Commonwealth Edison Co.	3.000%	3/1/50	739	493
[1]	Commonwealth Edison Co.	3.125%	3/15/51	1,291	878
[1]	Commonwealth Edison Co.	2.750%	9/1/51	325	202
	Commonwealth Edison Co.	5.300%	2/1/53	1,310	1,291
	Connecticut Light & Power Co.	4.300%	4/15/44	842	728
	Connecticut Light & Power Co.	4.000%	4/1/48	1,245	1,018
	Connecticut Light & Power Co.	5.250%	1/15/53	1,438	1,428
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	570	573
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,584	1,655
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,495	1,601
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,485	1,683
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	790	798
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	745	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	685	584
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	528	438
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	981	864
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,399	1,227
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,410	1,123
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,212	958
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	667	592
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,690	1,381
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,880	1,529
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,153	792
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,456	1,603
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	1,120	1,194
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,386	1,212
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	815	670
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	580	457
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,605	1,360
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	770	558
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,205	747
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	985	718
	Constellation Energy Generation LLC	6.125%	1/15/34	1,200	1,268
	Constellation Energy Generation LLC	6.250%	10/1/39	1,165	1,228
	Constellation Energy Generation LLC	5.600%	6/15/42	1,226	1,211
	Constellation Energy Generation LLC	6.500%	10/1/53	1,770	1,951
	Constellation Energy Generation LLC	5.750%	3/15/54	1,900	1,898
	Consumers Energy Co.	3.950%	5/15/43	654	553
	Consumers Energy Co.	3.250%	8/15/46	1,248	932
	Consumers Energy Co.	3.950%	7/15/47	982	812
	Consumers Energy Co.	4.050%	5/15/48	1,253	1,048
	Consumers Energy Co.	4.350%	4/15/49	1,259	1,100
	Consumers Energy Co.	3.750%	2/15/50	872	691
	Consumers Energy Co.	3.100%	8/15/50	1,160	819
	Consumers Energy Co.	3.500%	8/1/51	1,321	1,012
	Consumers Energy Co.	2.650%	8/15/52	405	255
	Consumers Energy Co.	4.200%	9/1/52	505	425
	Consumers Energy Co.	2.500%	5/1/60	1,071	615
	Dayton Power & Light Co.	3.950%	6/15/49	823	615
	Delmarva Power & Light Co.	4.150%	5/15/45	793	642
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,985	2,047
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,819	1,362
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,213	1,102
[1]	Dominion Energy Inc.	4.050%	9/15/42	840	677
	Dominion Energy Inc.	4.700%	12/1/44	976	847
[1]	Dominion Energy Inc.	4.600%	3/15/49	700	597
[1]	Dominion Energy Inc.	4.850%	8/15/52	1,279	1,141
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	550	583
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	525	523
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	687	617
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,186	1,100
[1]	DTE Electric Co.	4.000%	4/1/43	645	539
	DTE Electric Co.	4.300%	7/1/44	510	442
	DTE Electric Co.	3.700%	3/15/45	815	649
	DTE Electric Co.	3.700%	6/1/46	1,410	1,096
	DTE Electric Co.	3.750%	8/15/47	1,557	1,220
[1]	DTE Electric Co.	4.050%	5/15/48	1,403	1,150
	DTE Electric Co.	3.950%	3/1/49	1,553	1,256
	DTE Electric Co.	2.950%	3/1/50	837	562
[1]	DTE Electric Co.	3.250%	4/1/51	1,458	1,020
	DTE Electric Co.	5.400%	4/1/53	1,260	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,042	1,096
	Duke Energy Carolinas LLC	6.000%	1/15/38	680	721
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,552	1,645
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,073	1,059
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,316	1,130
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,440	1,200
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,010	787
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,370	1,084
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,030	782
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,893	1,509
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,015	707
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,455	1,052
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,423	1,405
	Duke Energy Carolinas LLC	5.400%	1/15/54	1,795	1,785
	Duke Energy Corp.	3.300%	6/15/41	1,656	1,235
	Duke Energy Corp.	3.750%	9/1/46	2,940	2,222
	Duke Energy Corp.	3.950%	8/15/47	1,522	1,172
	Duke Energy Corp.	4.200%	6/15/49	985	785
	Duke Energy Corp.	3.500%	6/15/51	1,905	1,337
	Duke Energy Corp.	5.000%	8/15/52	2,025	1,836
	Duke Energy Corp.	6.100%	9/15/53	1,275	1,347
	Duke Energy Florida LLC	6.350%	9/15/37	1,476	1,594
	Duke Energy Florida LLC	6.400%	6/15/38	1,772	1,932
	Duke Energy Florida LLC	5.650%	4/1/40	1,169	1,197
	Duke Energy Florida LLC	3.400%	10/1/46	1,247	912
	Duke Energy Florida LLC	4.200%	7/15/48	887	735
	Duke Energy Florida LLC	3.000%	12/15/51	1,375	902
	Duke Energy Florida LLC	5.950%	11/15/52	1,305	1,388
	Duke Energy Florida LLC	6.200%	11/15/53	940	1,037
	Duke Energy Indiana LLC	6.120%	10/15/35	876	933
	Duke Energy Indiana LLC	6.350%	8/15/38	826	896
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,080	1,007
	Duke Energy Indiana LLC	3.750%	5/15/46	640	501
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	985	692
	Duke Energy Indiana LLC	2.750%	4/1/50	883	560
	Duke Energy Ohio Inc.	3.700%	6/15/46	764	588
	Duke Energy Ohio Inc.	4.300%	2/1/49	678	564
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,105	1,120
	Duke Energy Ohio Inc.	5.550%	3/15/54	500	499
	Duke Energy Progress LLC	6.300%	4/1/38	823	889
	Duke Energy Progress LLC	4.100%	5/15/42	1,039	875
	Duke Energy Progress LLC	4.100%	3/15/43	937	779
	Duke Energy Progress LLC	4.150%	12/1/44	1,099	912
	Duke Energy Progress LLC	4.200%	8/15/45	1,474	1,231
	Duke Energy Progress LLC	3.700%	10/15/46	777	595
	Duke Energy Progress LLC	3.600%	9/15/47	1,397	1,042
	Duke Energy Progress LLC	2.500%	8/15/50	573	345
	Duke Energy Progress LLC	2.900%	8/15/51	935	605
	Duke Energy Progress LLC	4.000%	4/1/52	1,002	794
	Duke Energy Progress LLC	5.350%	3/15/53	1,280	1,250
	El Paso Electric Co.	6.000%	5/15/35	788	793
	El Paso Electric Co.	5.000%	12/1/44	600	518
	Emera US Finance LP	4.750%	6/15/46	2,782	2,290
	Entergy Arkansas LLC	4.200%	4/1/49	727	598
	Entergy Arkansas LLC	2.650%	6/15/51	1,305	795
	Entergy Arkansas LLC	3.350%	6/15/52	550	382
	Entergy Corp.	3.750%	6/15/50	1,320	967
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	1,816	1,484
	Entergy Louisiana LLC	4.200%	4/1/50	502	412
	Entergy Louisiana LLC	2.900%	3/15/51	2,061	1,305
	Entergy Louisiana LLC	4.750%	9/15/52	550	490
	Entergy Louisiana LLC	5.700%	3/15/54	1,100	1,120
	Entergy Mississippi LLC	3.850%	6/1/49	952	734
	Entergy Texas Inc.	4.500%	3/30/39	580	524
	Entergy Texas Inc.	3.550%	9/30/49	1,221	894
	Entergy Texas Inc.	5.800%	9/1/53	980	1,011
	Essential Utilities Inc.	4.276%	5/1/49	990	806
	Essential Utilities Inc.	3.351%	4/15/50	1,389	971
	Essential Utilities Inc.	5.300%	5/1/52	1,055	988
	Evergy Kansas Central Inc.	4.125%	3/1/42	933	786
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	768
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	717
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	373
	Evergy Metro Inc.	5.300%	10/1/41	955	917
	Evergy Metro Inc.	4.200%	6/15/47	632	514
	Evergy Metro Inc.	4.200%	3/15/48	655	538
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,175	939
	Exelon Corp.	5.625%	6/15/35	1,180	1,199
	Exelon Corp.	5.100%	6/15/45	1,423	1,317
	Exelon Corp.	4.450%	4/15/46	1,166	998
	Exelon Corp.	4.700%	4/15/50	1,507	1,324
	Exelon Corp.	4.100%	3/15/52	935	744
	Exelon Corp.	5.600%	3/15/53	2,180	2,177
	Florida Power & Light Co.	5.625%	4/1/34	829	881
	Florida Power & Light Co.	4.950%	6/1/35	985	978
	Florida Power & Light Co.	5.650%	2/1/37	943	982
	Florida Power & Light Co.	5.950%	2/1/38	785	845
	Florida Power & Light Co.	5.960%	4/1/39	945	1,029
	Florida Power & Light Co.	5.690%	3/1/40	1,209	1,272
	Florida Power & Light Co.	5.250%	2/1/41	1,010	1,010
	Florida Power & Light Co.	4.050%	6/1/42	1,154	1,001
	Florida Power & Light Co.	3.800%	12/15/42	975	803
	Florida Power & Light Co.	4.050%	10/1/44	622	531
	Florida Power & Light Co.	3.700%	12/1/47	1,330	1,045
	Florida Power & Light Co.	3.950%	3/1/48	1,263	1,034
	Florida Power & Light Co.	4.125%	6/1/48	1,210	1,019
	Florida Power & Light Co.	3.150%	10/1/49	962	678
	Florida Power & Light Co.	2.875%	12/4/51	1,589	1,044
	Florida Power & Light Co.	5.300%	4/1/53	962	965
[1]	Georgia Power Co.	4.750%	9/1/40	825	762
	Georgia Power Co.	4.300%	3/15/42	2,588	2,253
	Georgia Power Co.	4.300%	3/15/43	1,544	1,320
[1]	Georgia Power Co.	3.700%	1/30/50	1,500	1,151
[1]	Georgia Power Co.	3.250%	3/15/51	1,405	986
	Iberdrola International BV	6.750%	7/15/36	1,001	1,136
[1]	Idaho Power Co.	4.200%	3/1/48	2,343	1,889
[1]	Idaho Power Co.	5.500%	3/15/53	675	669
[1]	Idaho Power Co.	5.800%	4/1/54	1,000	1,025
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	958
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	649	488
	Indiana Michigan Power Co.	3.250%	5/1/51	1,279	866
	Indiana Michigan Power Co.	5.625%	4/1/53	1,090	1,104
	Interstate Power & Light Co.	6.250%	7/15/39	529	554
	Interstate Power & Light Co.	3.700%	9/15/46	790	597
	Interstate Power & Light Co.	3.100%	11/30/51	1,130	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ITC Holdings Corp.	5.300%	7/1/43	951	898
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	771	722
	Kentucky Utilities Co.	5.125%	11/1/40	979	941
	Kentucky Utilities Co.	4.375%	10/1/45	1,127	967
	Kentucky Utilities Co.	3.300%	6/1/50	1,305	912
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	779
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,324
	MidAmerican Energy Co.	4.250%	5/1/46	940	797
	MidAmerican Energy Co.	3.950%	8/1/47	1,911	1,533
	MidAmerican Energy Co.	3.650%	8/1/48	2,245	1,722
	MidAmerican Energy Co.	4.250%	7/15/49	1,628	1,383
	MidAmerican Energy Co.	5.850%	9/15/54	665	709
	MidAmerican Energy Co.	5.300%	2/1/55	935	924
[1]	Mississippi Power Co.	4.250%	3/15/42	1,635	1,390
	National Grid USA	5.803%	4/1/35	818	814
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	625	532
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	839
[1]	Nevada Power Co.	6.650%	4/1/36	1,603	1,738
[1]	Nevada Power Co.	6.750%	7/1/37	767	858
[1]	Nevada Power Co.	3.125%	8/1/50	1,375	915
[1]	Nevada Power Co.	5.900%	5/1/53	590	615
	Nevada Power Co.	6.000%	3/15/54	865	913
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	490	317
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,495	1,422
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,595	1,584
	NiSource Inc.	5.950%	6/15/41	928	955
	NiSource Inc.	5.250%	2/15/43	1,425	1,347
	NiSource Inc.	4.800%	2/15/44	1,597	1,425
	NiSource Inc.	5.650%	2/1/45	1,145	1,126
	NiSource Inc.	4.375%	5/15/47	1,242	1,040
	NiSource Inc.	3.950%	3/30/48	1,621	1,265
	Northern States Power Co.	6.250%	6/1/36	1,040	1,128
	Northern States Power Co.	6.200%	7/1/37	1,537	1,664
	Northern States Power Co.	5.350%	11/1/39	845	841
	Northern States Power Co.	4.125%	5/15/44	565	474
	Northern States Power Co.	4.000%	8/15/45	904	731
	Northern States Power Co.	3.600%	9/15/47	1,010	764
	Northern States Power Co.	2.900%	3/1/50	845	563
	Northern States Power Co.	2.600%	6/1/51	861	529
	Northern States Power Co.	3.200%	4/1/52	610	422
	Northern States Power Co.	4.500%	6/1/52	760	667
	Northern States Power Co.	5.100%	5/15/53	1,770	1,704
	Northern States Power Co.	5.400%	3/15/54	1,285	1,294
	NorthWestern Corp.	4.176%	11/15/44	949	776
	NSTAR Electric Co.	5.500%	3/15/40	847	854
	NSTAR Electric Co.	4.400%	3/1/44	1,085	956
	NSTAR Electric Co.	4.950%	9/15/52	1,031	963
	Oglethorpe Power Corp.	5.950%	11/1/39	960	966
	Oglethorpe Power Corp.	5.375%	11/1/40	952	908
	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	831
	Oglethorpe Power Corp.	5.050%	10/1/48	982	883
	Oglethorpe Power Corp.	5.250%	9/1/50	690	643
[3]	Oglethorpe Power Corp.	6.200%	12/1/53	1,020	1,073
	Ohio Edison Co.	6.875%	7/15/36	400	448
	Ohio Power Co.	4.150%	4/1/48	785	632
	Ohio Power Co.	4.000%	6/1/49	934	735
[1]	Ohio Power Co.	2.900%	10/1/51	685	442
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	996	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	512
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	728	874
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	785	779
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	796
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	893	891
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,655	1,321
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,557	1,211
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,039	855
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	768
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	692	479
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	1,225	936
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	894	562
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,800	1,694
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	860	852
	ONE Gas Inc.	4.658%	2/1/44	1,160	1,046
	ONE Gas Inc.	4.500%	11/1/48	853	746
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,388	2,890
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,510	1,217
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,405	2,026
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,065	841
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,485	1,860
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,952	6,848
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,600	3,149
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,310	1,169
	Pacific Gas & Electric Co.	6.750%	1/15/53	2,525	2,754
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,560	1,691
	PacifiCorp	5.250%	6/15/35	557	548
	PacifiCorp	6.100%	8/1/36	820	853
	PacifiCorp	6.250%	10/15/37	2,018	2,127
	PacifiCorp	6.350%	7/15/38	955	1,013
	PacifiCorp	6.000%	1/15/39	937	972
	PacifiCorp	4.100%	2/1/42	602	482
	PacifiCorp	4.125%	1/15/49	1,357	1,066
	PacifiCorp	4.150%	2/15/50	1,269	995
	PacifiCorp	3.300%	3/15/51	1,720	1,149
	PacifiCorp	2.900%	6/15/52	743	453
	PacifiCorp	5.350%	12/1/53	1,750	1,628
	PacifiCorp	5.500%	5/15/54	1,258	1,208
	PacifiCorp	5.800%	1/15/55	2,040	2,011
	PECO Energy Co.	5.950%	10/1/36	740	788
	PECO Energy Co.	4.150%	10/1/44	858	728
	PECO Energy Co.	3.700%	9/15/47	1,303	1,020
	PECO Energy Co.	3.900%	3/1/48	1,030	837
	PECO Energy Co.	3.000%	9/15/49	710	481
	PECO Energy Co.	3.050%	3/15/51	595	404
	PECO Energy Co.	2.850%	9/15/51	1,112	715
	PECO Energy Co.	4.600%	5/15/52	609	548
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	445	392
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	453	327
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,120	755
	Potomac Electric Power Co.	6.500%	11/15/37	1,270	1,412
	Potomac Electric Power Co.	4.150%	3/15/43	1,505	1,285
	Potomac Electric Power Co.	5.500%	3/15/54	1,185	1,202
	PPL Electric Utilities Corp.	4.850%	2/15/34	1,000	984
	PPL Electric Utilities Corp.	6.250%	5/15/39	527	571
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,110	937
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	512
	PPL Electric Utilities Corp.	4.150%	6/15/48	777	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,655	1,638
	Progress Energy Inc.	6.000%	12/1/39	585	596
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,656	1,767
	Public Service Co. of Colorado	6.500%	8/1/38	341	373
	Public Service Co. of Colorado	3.600%	9/15/42	870	670
	Public Service Co. of Colorado	4.300%	3/15/44	275	230
	Public Service Co. of Colorado	3.800%	6/15/47	1,355	1,040
	Public Service Co. of Colorado	4.100%	6/15/48	1,044	821
	Public Service Co. of Colorado	4.050%	9/15/49	306	239
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,307	789
[1]	Public Service Co. of Colorado	4.500%	6/1/52	788	662
	Public Service Co. of Colorado	5.250%	4/1/53	1,739	1,644
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,290	990
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	624
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	743	774
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	593
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	645	517
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,697	1,360
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	806	625
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,285	1,080
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	845	680
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	447	318
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	386	252
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	784	445
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,312	1,291
	Public Service Electric & Gas Co.	5.450%	8/1/53	638	656
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	3,000	3,089
	Public Service Enterprise Group Inc.	5.450%	4/1/34	700	701
	Puget Sound Energy Inc.	6.274%	3/15/37	587	630
	Puget Sound Energy Inc.	5.757%	10/1/39	800	812
	Puget Sound Energy Inc.	5.795%	3/15/40	900	915
	Puget Sound Energy Inc.	5.638%	4/15/41	685	688
	Puget Sound Energy Inc.	4.300%	5/20/45	864	728
	Puget Sound Energy Inc.	4.223%	6/15/48	1,560	1,280
	Puget Sound Energy Inc.	3.250%	9/15/49	491	336
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	456
	San Diego Gas & Electric Co.	4.500%	8/15/40	983	882
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	698
	San Diego Gas & Electric Co.	4.150%	5/15/48	980	817
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	860
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	792
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,385	1,365
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,100	1,114
	Sempra	3.800%	2/1/38	1,889	1,572
	Sempra	6.000%	10/15/39	1,504	1,535
	Sempra	4.000%	2/1/48	1,547	1,210
[3]	Sierra Pacific Power Co.	5.900%	3/15/54	1,190	1,228
	Southern California Edison Co.	5.200%	6/1/34	1,180	1,168
[1]	Southern California Edison Co.	5.750%	4/1/35	1,223	1,253
[1]	Southern California Edison Co.	5.350%	7/15/35	1,295	1,293
	Southern California Edison Co.	5.625%	2/1/36	523	528
[1]	Southern California Edison Co.	5.550%	1/15/37	1,026	1,033
[1]	Southern California Edison Co.	5.950%	2/1/38	855	885
	Southern California Edison Co.	6.050%	3/15/39	605	632
	Southern California Edison Co.	5.500%	3/15/40	995	988
	Southern California Edison Co.	4.500%	9/1/40	1,167	1,033
	Southern California Edison Co.	4.050%	3/15/42	1,289	1,063
[1]	Southern California Edison Co.	3.900%	3/15/43	1,031	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.650%	10/1/43	1,505	1,332
[1]	Southern California Edison Co.	3.600%	2/1/45	925	692
	Southern California Edison Co.	4.000%	4/1/47	2,835	2,245
[1]	Southern California Edison Co.	4.125%	3/1/48	1,500	1,211
[1]	Southern California Edison Co.	4.875%	3/1/49	1,276	1,142
	Southern California Edison Co.	3.650%	2/1/50	1,725	1,279
[1]	Southern California Edison Co.	2.950%	2/1/51	1,890	1,227
[1]	Southern California Edison Co.	3.650%	6/1/51	920	676
	Southern California Edison Co.	3.450%	2/1/52	1,295	914
[1]	Southern California Edison Co.	5.450%	6/1/52	585	569
	Southern California Edison Co.	5.700%	3/1/53	855	859
	Southern California Edison Co.	5.875%	12/1/53	610	630
	Southern California Edison Co.	5.750%	4/15/54	1,070	1,083
	Southern California Gas Co.	5.125%	11/15/40	611	589
	Southern California Gas Co.	3.750%	9/15/42	853	681
[1]	Southern California Gas Co.	4.125%	6/1/48	1,370	1,117
[1]	Southern California Gas Co.	4.300%	1/15/49	1,166	964
[1]	Southern California Gas Co.	3.950%	2/15/50	753	587
	Southern California Gas Co.	6.350%	11/15/52	1,290	1,419
	Southern California Gas Co.	5.750%	6/1/53	960	977
	Southern California Gas Co.	5.600%	4/1/54	760	759
	Southern Co.	4.250%	7/1/36	615	548
	Southern Co.	4.400%	7/1/46	3,107	2,680
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,422	1,434
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,005	841
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,055	816
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,620	1,339
	Southern Power Co.	5.150%	9/15/41	1,091	1,017
	Southern Power Co.	5.250%	7/15/43	791	747
[1]	Southern Power Co.	4.950%	12/15/46	844	751
	Southwest Gas Corp.	3.800%	9/29/46	760	572
	Southwest Gas Corp.	4.150%	6/1/49	815	635
	Southwestern Electric Power Co.	6.200%	3/15/40	970	1,018
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,005	767
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	781	573
	Southwestern Electric Power Co.	3.250%	11/1/51	1,713	1,133
	Southwestern Public Service Co.	4.500%	8/15/41	1,036	884
	Southwestern Public Service Co.	3.400%	8/15/46	610	429
	Southwestern Public Service Co.	3.700%	8/15/47	635	457
[1]	Southwestern Public Service Co.	4.400%	11/15/48	540	440
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,181	775
	Tampa Electric Co.	4.100%	6/15/42	665	556
	Tampa Electric Co.	4.350%	5/15/44	930	780
	Tampa Electric Co.	4.300%	6/15/48	689	573
	Tampa Electric Co.	4.450%	6/15/49	980	839
	Tampa Electric Co.	3.625%	6/15/50	1,325	974
	Tampa Electric Co.	3.450%	3/15/51	885	625
	Toledo Edison Co.	6.150%	5/15/37	617	653
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	906
	Tucson Electric Power Co.	4.000%	6/15/50	940	728
	Tucson Electric Power Co.	5.500%	4/15/53	800	792
	Union Electric Co.	5.300%	8/1/37	709	720
	Union Electric Co.	8.450%	3/15/39	595	766
	Union Electric Co.	3.900%	9/15/42	1,026	849
	Union Electric Co.	3.650%	4/15/45	1,405	1,078
	Union Electric Co.	4.000%	4/1/48	1,070	858
	Union Electric Co.	3.250%	10/1/49	611	427
	Union Electric Co.	2.625%	3/15/51	1,032	635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	3.900%	4/1/52	820	648
	Union Electric Co.	5.450%	3/15/53	885	876
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,537	1,622
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,723	1,808
	Virginia Electric & Power Co.	6.350%	11/30/37	1,421	1,538
	Virginia Electric & Power Co.	4.000%	1/15/43	1,131	938
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	424	380
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,184	993
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,220	980
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	2,103	1,625
	Virginia Electric & Power Co.	4.600%	12/1/48	800	698
	Virginia Electric & Power Co.	3.300%	12/1/49	617	436
	Virginia Electric & Power Co.	2.450%	12/15/50	2,437	1,432
	Virginia Electric & Power Co.	2.950%	11/15/51	1,832	1,188
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	1,557	1,357
	Virginia Electric & Power Co.	5.450%	4/1/53	1,205	1,196
	Virginia Electric & Power Co.	5.700%	8/15/53	1,010	1,039
[1]	Washington Gas Light Co.	3.796%	9/15/46	895	667
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,055	785
	Wisconsin Electric Power Co.	5.700%	12/1/36	525	547
	Wisconsin Electric Power Co.	4.300%	10/15/48	612	517
	Wisconsin Power & Light Co.	6.375%	8/15/37	605	645
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	495
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	500
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,219	1,112
	Wisconsin Public Service Corp.	2.850%	12/1/51	710	453
	Xcel Energy Inc.	6.500%	7/1/36	927	987
	Xcel Energy Inc.	3.500%	12/1/49	1,056	730
					530,059
Total Corporate Bonds (Cost $4,729,489)					4,079,154
Sovereign Bonds (3.1%)
[1]	African Development Bank	5.750%	8/7/72	735	716
	Equinor ASA	3.625%	4/6/40	1,009	842
	Equinor ASA	5.100%	8/17/40	1,380	1,379
	Equinor ASA	4.250%	11/23/41	1,785	1,600
	Equinor ASA	3.950%	5/15/43	1,582	1,339
	Equinor ASA	4.800%	11/8/43	1,470	1,394
	Equinor ASA	3.250%	11/18/49	1,468	1,069
	Equinor ASA	3.700%	4/6/50	2,448	1,937
	European Investment Bank	4.875%	2/15/36	1,663	1,731
	Export-Import Bank of Korea	2.500%	6/29/41	1,000	715
[1]	Inter-American Development Bank	3.875%	10/28/41	969	869
	Inter-American Development Bank	3.200%	8/7/42	429	350
	Inter-American Development Bank	4.375%	1/24/44	1,044	996
[1]	International Bank for Reconstruction & Development	4.750%	2/15/35	785	801
[5]	KFW	0.000%	4/18/36	3,181	1,863
[5]	KFW	0.000%	6/29/37	3,934	2,175
[1]	Oriental Republic of Uruguay	5.750%	10/28/34	4,123	4,349
[1]	Oriental Republic of Uruguay	7.625%	3/21/36	2,519	3,045
[1]	Oriental Republic of Uruguay	4.125%	11/20/45	1,268	1,120
[1]	Oriental Republic of Uruguay	5.100%	6/18/50	7,972	7,707
[1]	Oriental Republic of Uruguay	4.975%	4/20/55	4,019	3,768
	Province of British Columbia	7.250%	9/1/36	665	814
[1]	Republic of Chile	4.950%	1/5/36	3,202	3,098
[1]	Republic of Chile	3.100%	5/7/41	4,965	3,673
[1]	Republic of Chile	4.340%	3/7/42	4,531	3,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.860%	6/21/47	760	600
[1]	Republic of Chile	3.500%	1/25/50	4,365	3,187
[1]	Republic of Chile	4.000%	1/31/52	1,845	1,458
[1]	Republic of Chile	5.330%	1/5/54	2,785	2,680
[1]	Republic of Chile	3.100%	1/22/61	3,720	2,343
[1]	Republic of Chile	3.250%	9/21/71	2,127	1,342
	Republic of Hungary	7.625%	3/29/41	3,334	3,849
	Republic of Indonesia	4.350%	1/11/48	3,355	2,932
	Republic of Indonesia	5.350%	2/11/49	2,117	2,130
	Republic of Indonesia	3.700%	10/30/49	2,205	1,715
	Republic of Indonesia	3.500%	2/14/50	1,615	1,206
	Republic of Indonesia	4.200%	10/15/50	3,055	2,574
	Republic of Indonesia	3.050%	3/12/51	3,253	2,299
[1]	Republic of Indonesia	4.300%	3/31/52	1,755	1,501
[1]	Republic of Indonesia	5.450%	9/20/52	1,035	1,044
[1]	Republic of Indonesia	5.650%	1/11/53	1,520	1,581
[1]	Republic of Indonesia	5.100%	2/10/54	1,785	1,727
[1]	Republic of Indonesia	3.200%	9/23/61	1,201	797
	Republic of Indonesia	4.450%	4/15/70	2,006	1,688
	Republic of Indonesia	3.350%	3/12/71	1,525	1,015
	Republic of Italy	4.000%	10/17/49	4,223	3,120
	Republic of Italy	3.875%	5/6/51	5,080	3,647
	Republic of Korea	4.125%	6/10/44	1,648	1,487
	Republic of Korea	3.875%	9/20/48	369	316
[1]	Republic of Panama	6.400%	2/14/35	4,820	4,573
[1]	Republic of Panama	6.700%	1/26/36	1,387	1,356
[1]	Republic of Panama	6.875%	1/31/36	1,655	1,612
[1]	Republic of Panama	8.000%	3/1/38	2,460	2,574
[1]	Republic of Panama	4.500%	5/15/47	2,245	1,545
[1]	Republic of Panama	4.500%	4/16/50	4,872	3,271
[1]	Republic of Panama	4.300%	4/29/53	3,358	2,160
[1]	Republic of Panama	6.853%	3/28/54	2,890	2,616
[1]	Republic of Panama	4.500%	4/1/56	5,050	3,270
[1]	Republic of Panama	7.875%	3/1/57	1,315	1,326
[1]	Republic of Panama	3.870%	7/23/60	5,675	3,261
[1]	Republic of Panama	4.500%	1/19/63	2,800	1,786
[1]	Republic of Peru	6.550%	3/14/37	2,222	2,411
[1]	Republic of Peru	3.300%	3/11/41	2,301	1,726
	Republic of Peru	5.625%	11/18/50	5,071	5,056
[1]	Republic of Peru	3.550%	3/10/51	2,940	2,130
[1]	Republic of Peru	2.780%	12/1/60	2,933	1,689
[1]	Republic of Peru	3.600%	1/15/72	1,932	1,280
[1]	Republic of Peru	3.230%	7/28/21	1,897	1,092
[1]	Republic of Poland	5.125%	9/18/34	5,500	5,487
[1]	Republic of Poland	5.500%	4/4/53	4,695	4,677
[1]	Republic of Poland	5.500%	3/18/54	6,500	6,451
	Republic of the Philippines	6.375%	10/23/34	3,903	4,305
	Republic of the Philippines	5.000%	1/13/37	2,170	2,145
	Republic of the Philippines	3.950%	1/20/40	3,664	3,149
	Republic of the Philippines	3.700%	3/1/41	2,995	2,469
	Republic of the Philippines	3.700%	2/2/42	4,140	3,390
	Republic of the Philippines	2.950%	5/5/45	2,595	1,820
	Republic of the Philippines	2.650%	12/10/45	2,712	1,790
	Republic of the Philippines	3.200%	7/6/46	4,320	3,097
	Republic of the Philippines	4.200%	3/29/47	1,900	1,601
	Republic of the Philippines	5.950%	10/13/47	1,345	1,436
	Republic of the Philippines	5.500%	1/17/48	2,990	3,045
	State of Israel	4.500%	1/30/43	3,008	2,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	4.125%	1/17/48	1,910	1,485
	State of Israel	3.375%	1/15/50	3,937	2,642
	State of Israel	3.875%	7/3/50	3,915	2,888
	State of Israel	5.750%	3/12/54	5,300	5,083
	State of Israel	4.500%	4/3/20	1,798	1,340
[1]	United Mexican States	6.750%	9/27/34	3,325	3,550
[1]	United Mexican States	6.350%	2/9/35	4,882	5,040
[1]	United Mexican States	6.000%	5/7/36	8,435	8,467
	United Mexican States	6.050%	1/11/40	5,723	5,666
[1]	United Mexican States	4.280%	8/14/41	4,419	3,571
[1]	United Mexican States	4.750%	3/8/44	5,346	4,463
	United Mexican States	5.550%	1/21/45	5,217	4,860
	United Mexican States	4.600%	1/23/46	5,071	4,093
	United Mexican States	4.350%	1/15/47	2,404	1,876
	United Mexican States	4.600%	2/10/48	3,081	2,472
[1]	United Mexican States	4.500%	1/31/50	4,202	3,319
[1]	United Mexican States	5.000%	4/27/51	4,735	3,984
[1]	United Mexican States	4.400%	2/12/52	4,260	3,260
[1]	United Mexican States	6.338%	5/4/53	5,518	5,452
[1]	United Mexican States	6.400%	5/7/54	5,060	5,049
[1]	United Mexican States	3.771%	5/24/61	5,915	3,847
[1]	United Mexican States	5.750%	10/12/10	3,266	2,859
Total Sovereign Bonds (Cost $318,890)					274,985
Taxable Municipal Bonds (2.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	607
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	812
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	820
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	789
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,683
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	766
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,579
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,799
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,098
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	529
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	611
	California GO	7.500%	4/1/34	3,385	3,979
	California GO	4.600%	4/1/38	1,350	1,304
	California GO	7.550%	4/1/39	6,020	7,371
	California GO	7.300%	10/1/39	3,305	3,887
	California GO	7.350%	11/1/39	1,700	2,009
	California GO	7.625%	3/1/40	2,365	2,885
	California GO	7.600%	11/1/40	3,710	4,582
	California GO	5.200%	3/1/43	500	500
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	183
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,213
	California State University Systemwide Revenue	3.899%	11/1/47	200	169
	California State University Systemwide Revenue	2.897%	11/1/51	650	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue	2.975%	11/1/51	1,085	757
	California State University Systemwide Revenue	2.719%	11/1/52	725	494
	California State University Systemwide Revenue	2.939%	11/1/52	725	500
	California State University Systemwide Revenue	5.183%	11/1/53	300	298
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	820
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	461
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,322
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	716
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	279
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	649
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,755	4,242
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	946
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	912
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	837
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	508
	Cook County IL GO	6.229%	11/15/34	925	983
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	875
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,121
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	958
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	815
[6]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,498
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	802
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	504
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	575	444
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	463
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	578
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	516
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	368
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,018
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	671
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	911
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	979
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	242
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,085	2,402
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,927	2,221
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	519	590
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	505
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	416
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	811
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	588
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	617
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	870	803
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,101
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	886
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,471
	Houston TX GO	3.961%	3/1/47	1,135	983
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	283
	Illinois GO	6.630%	2/1/35	2,386	2,512
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	673
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,042
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	572
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	754
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	775
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	420
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,389
[7]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	442
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	600
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,412
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,076
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,033
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,278
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,054
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	861
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	707
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,319
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	3,200	3,245
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	887

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	562
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	410
Maryland State Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	876
Massachusetts GO	5.456%	12/1/39	1,485	1,516
Massachusetts GO	2.900%	9/1/49	580	417
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,056
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	810
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	898
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	472
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	774
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	912
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,462
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	504
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	304
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	958
Michigan State University Revenue	4.165%	8/15/22	1,000	786
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	539
Mississippi GO	5.245%	11/1/34	700	702
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	740
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	453
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	883
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	2,938
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,253
New York City NY GO	5.517%	10/1/37	775	789
New York City NY GO	6.271%	12/1/37	850	927
New York City NY GO	5.263%	10/1/52	300	312
New York City NY GO	5.828%	10/1/53	1,400	1,562
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	651
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	755
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	636
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	565
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	933
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,031
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	570	588
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	713
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	835
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	814
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	489
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	1,125	1,043
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,799
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,875
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	777
New York State Thruway Authority General Revenue	2.900%	1/1/35	435	373
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	935	956
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	191
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,901
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,232
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	782
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	745
Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	587
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	938
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,089
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	814
Pennsylvania State University Revenue	2.790%	9/1/43	750	555
Pennsylvania State University Revenue	2.840%	9/1/50	780	553
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	941
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	472
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	937
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	765
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	956
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	863
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	572
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	604
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,675
Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	1,000	1,014
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	624
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,770	3,376
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	1,002
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	434
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	500
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	691
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	324
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	512
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	999
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	588
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	607
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,089
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	808
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	578
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	704
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	811
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,285
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,070
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	700
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	894
	Texas GO	5.517%	4/1/39	2,165	2,243
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,525	2,547
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,350
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,265
	Texas Transportation Commission GO	4.681%	4/1/40	450	428
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	697
[7]	Tucson City AZ COP	2.856%	7/1/47	725	527
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,220
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	767
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	984
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,252
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,074
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	387
	University of California Revenue	3.071%	5/15/51	1,000	723
	University of California Revenue	4.858%	5/15/12	1,440	1,339
	University of California Revenue	4.767%	5/15/15	1,200	1,095
	University of Michigan Revenue	2.437%	4/1/40	905	669
	University of Michigan Revenue	2.562%	4/1/50	500	329
	University of Michigan Revenue	3.504%	4/1/52	600	476
	University of Michigan Revenue	3.504%	4/1/52	500	397
	University of Michigan Revenue	4.454%	4/1/22	2,300	1,980
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	582
[8]	University of Oregon Revenue	3.424%	3/1/60	650	481
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	480
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,024
	University of Texas Financing System Revenue	3.354%	8/15/47	800	613
	University of Texas Financing System Revenue	2.439%	8/15/49	600	384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	542
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	758
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,024
	University of Virginia Revenue	4.179%	9/1/17	975	782
	Washington GO	5.140%	8/1/40	860	860
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	816
Total Taxable Municipal Bonds (Cost $229,548)					217,418
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[9]	Vanguard Market Liquidity Fund (Cost $31,095)	5.407%		310,999	31,094
Total Investments (99.0%) (Cost $10,489,702)					8,798,629
Other Assets and Liabilities—Net (1.0%)					89,551
Net Assets (100%)					8,888,180
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $43,811,000, representing 0.5% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at March 31, 2024.
C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at March 31, 2024.
D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,195,978	—	4,195,978
Corporate Bonds	—	4,079,154	—	4,079,154
Sovereign Bonds	—	274,985	—	274,985
Taxable Municipal Bonds	—	217,418	—	217,418
Temporary Cash Investments	31,094	—	—	31,094
Total	31,094	8,767,535	—	8,798,629